UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Brendan Hamill, Secretary

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025 – October 31, 2025

Item 1. Reports to Stockholders.

(a)	Report of Shareholders.

EMERALD FINANCE & BANKING INNOVATION FUND

CLASS A: HSSAX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - A for the period of May 1, 2025 to October 31, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - A	$105	1.62%

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Finance & Banking Innovation Fund - A returned 14.16% for the six months ended October 31, 2025. This is in contrast to the  Russell 2000® Index TR, which had a 27.09% return for the same period. Bank M&A activity saw a strong rebound in Q3’25, with the number and aggregate value of announced deals reaching four-year highs, according to S&P Global.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class A - NAV - $14,007	Class A - Load - $13,343	Russell 2000® Index TR - $24,471	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343	Russell 2000® Financial Services Index TR - $21,667
10/31/25	$14,007	$13,343	$24,471	$12,071	$37,343	$21,667
10/31/24	$12,425	$11,836	$21,388	$11,370	$30,910	$20,626
10/31/23	$8,312	$7,918	$15,953	$10,286	$22,422	$14,180
10/31/22	$10,687	$10,180	$17,447	$10,249	$20,688	$17,226
10/31/21	$25,220	$24,025	$21,418	$12,155	$24,782	$19,129
10/31/20	$11,128	$10,600	$14,203	$12,214	$17,222	$11,945
10/31/19	$13,119	$12,497	$14,222	$11,502	$15,635	$14,556
10/31/18	$13,416	$12,780	$13,557	$10,315	$13,776	$13,296
10/31/17	$14,023	$13,359	$13,311	$10,531	$12,924	$13,584
10/31/16	$10,006	$9,532	$10,411	$10,437	$10,424	$10,821
10/31/15	$10,000	$9,526	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	12.73%	4.71%	3.43%
Class A - Load	7.40%	3.70%	2.93%
Russell 2000® Index TR	14.41%	11.50%	9.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Financial Services Index TR	5.05%	12.65%	8.04%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$47,747,659
  # of Portfolio Holdings62
  Portfolio Turnover Rate46%
  Advisory Fees Paid$249,583

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financial Services	83.89%
Technology	9.85%
Consumer, Non-cyclical	2.33%
Communications	1.47%
Materials & Processing	0.95%
Cash, Cash Equivalents, & Other Net Assets	1.51%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Coastal Financial Corp.	4.87%
Esquire Financial Holdings, Inc.	4.51%
Customers Bancorp, Inc.	4.37%
Axos Financial, Inc.	4.36%
Bancorp, Inc.	4.34%
Metropolitan Bank Holding Corp.	4.31%
Robinhood Markets, Inc.	4.26%
Northeast Bancorp	4.13%
LendingClub Corp.	3.96%
Wintrust Financial Corp	3.55%
Total % of Top 10 Holdings	42.66%

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - CLASS A : HSSAX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

Distributor, ALPS Distributors, Inc.

317609246–SA–10312025

EMERALD FINANCE & BANKING INNOVATION FUND

CLASS C: HSSCX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - C for the period of May 1, 2025 to October 31, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - C	$143	2.21%

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Finance & Banking Innovation Fund - C returned 13.82% for the six months ended October 31, 2025. This is in contrast to the  Russell 2000® Index TR, which had a 27.09% return for the same period. Bank M&A activity saw a strong rebound in Q3’25, with the number and aggregate value of announced deals reaching four-year highs, according to S&P Global.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class C - NAV - $13,130	Class C - Load - $13,130	Russell 2000® Index TR - $24,471	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343	Russell 2000® Financial Services Index TR - $21,667
10/31/25	$13,130	$13,130	$24,471	$12,071	$37,343	$21,667
10/31/24	$11,719	$11,719	$21,388	$11,370	$30,910	$20,626
10/31/23	$7,890	$7,890	$15,953	$10,286	$22,422	$14,180
10/31/22	$10,212	$10,212	$17,447	$10,249	$20,688	$17,226
10/31/21	$24,259	$24,259	$21,418	$12,155	$24,782	$19,129
10/31/20	$10,774	$10,774	$14,203	$12,214	$17,222	$11,945
10/31/19	$12,780	$12,780	$14,222	$11,502	$15,635	$14,556
10/31/18	$13,158	$13,158	$13,557	$10,315	$13,776	$13,296
10/31/17	$13,846	$13,846	$13,311	$10,531	$12,924	$13,584
10/31/16	$9,942	$9,942	$10,411	$10,437	$10,424	$10,821
10/31/15	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	12.05%	4.03%	2.76%
Class C - Load	11.05%	4.03%	2.76%
Russell 2000® Index TR	14.41%	11.50%	9.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Financial Services Index TR	5.05%	12.65%	8.04%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$47,747,659
  # of Portfolio Holdings62
  Portfolio Turnover Rate46%
  Advisory Fees Paid$249,583

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financial Services	83.89%
Technology	9.85%
Consumer, Non-cyclical	2.33%
Communications	1.47%
Materials & Processing	0.95%
Cash, Cash Equivalents, & Other Net Assets	1.51%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Coastal Financial Corp.	4.87%
Esquire Financial Holdings, Inc.	4.51%
Customers Bancorp, Inc.	4.37%
Axos Financial, Inc.	4.36%
Bancorp, Inc.	4.34%
Metropolitan Bank Holding Corp.	4.31%
Robinhood Markets, Inc.	4.26%
Northeast Bancorp	4.13%
LendingClub Corp.	3.96%
Wintrust Financial Corp	3.55%
Total % of Top 10 Holdings	42.66%

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - CLASS C : HSSCX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

Distributor, ALPS Distributors, Inc.

317609238–SA–10312025

EMERALD FINANCE & BANKING INNOVATION FUND

INSTITUTIONAL: HSSIX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Institutional for the period of May 1, 2025 to October 31, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Institutional	$71	1.10%

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Finance & Banking Innovation Fund - Institutional returned 14.46% for the six months ended October 31, 2025. This is in contrast to the  Russell 2000® Index TR, which had a 27.09% return for the same period. Bank M&A activity saw a strong rebound in Q3’25, with the number and aggregate value of announced deals reaching four-year highs, according to S&P Global.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $1,000,000 INVESTMENT

	Institutional - $14,502	Russell 2000® Index TR - $24,471	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343	Russell 2000® Financial Services Index TR - $21,667
10/31/25	$14,502	$24,471	$12,071	$37,343	$21,667
10/31/24	$12,818	$21,388	$11,370	$30,910	$20,626
10/31/23	$8,545	$15,953	$10,286	$22,422	$14,180
10/31/22	$10,947	$17,447	$10,249	$20,688	$17,226
10/31/21	$25,745	$21,418	$12,155	$24,782	$19,129
10/31/20	$11,319	$14,203	$12,214	$17,222	$11,945
10/31/19	$13,294	$14,222	$11,502	$15,635	$14,556
10/31/18	$13,548	$13,557	$10,315	$13,776	$13,296
10/31/17	$14,114	$13,311	$10,531	$12,924	$13,584
10/31/16	$10,037	$10,411	$10,437	$10,424	$10,821
10/31/15	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	13.14%	5.08%	3.79%
Russell 2000® Index TR	14.41%	11.50%	9.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Financial Services Index TR	5.05%	12.65%	8.04%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$47,747,659
  # of Portfolio Holdings62
  Portfolio Turnover Rate46%
  Advisory Fees Paid$249,583

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financial Services	83.89%
Technology	9.85%
Consumer, Non-cyclical	2.33%
Communications	1.47%
Materials & Processing	0.95%
Cash, Cash Equivalents, & Other Net Assets	1.51%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Coastal Financial Corp.	4.87%
Esquire Financial Holdings, Inc.	4.51%
Customers Bancorp, Inc.	4.37%
Axos Financial, Inc.	4.36%
Bancorp, Inc.	4.34%
Metropolitan Bank Holding Corp.	4.31%
Robinhood Markets, Inc.	4.26%
Northeast Bancorp	4.13%
LendingClub Corp.	3.96%
Wintrust Financial Corp	3.55%
Total % of Top 10 Holdings	42.66%

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - INSTITUTIONAL : HSSIX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

Distributor, ALPS Distributors, Inc.

317609212–SA–10312025

EMERALD FINANCE & BANKING INNOVATION FUND

INVESTOR: FFBFX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Investor for the period of May 1, 2025 to October 31, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Investor	$116	1.79%

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Finance & Banking Innovation Fund - Investor returned 14.10% for the six months ended October 31, 2025. This is in contrast to the  Russell 2000® Index TR, which had a 27.09% return for the same period. Bank M&A activity saw a strong rebound in Q3’25, with the number and aggregate value of announced deals reaching four-year highs, according to S&P Global.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Investor - $13,966	Russell 2000® Index TR - $24,471	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343	Russell 2000® Financial Services Index TR - $21,667
10/31/25	$13,966	$24,471	$12,071	$37,343	$21,667
10/31/24	$12,406	$21,388	$11,370	$30,910	$20,626
10/31/23	$8,304	$15,953	$10,286	$22,422	$14,180
10/31/22	$10,680	$17,447	$10,249	$20,688	$17,226
10/31/21	$25,212	$21,418	$12,155	$24,782	$19,129
10/31/20	$11,128	$14,203	$12,214	$17,222	$11,945
10/31/19	$13,123	$14,222	$11,502	$15,635	$14,556
10/31/18	$13,424	$13,557	$10,315	$13,776	$13,296
10/31/17	$14,023	$13,311	$10,531	$12,924	$13,584
10/31/16	$10,000	$10,411	$10,437	$10,424	$10,821
10/31/15	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	12.58%	4.65%	3.40%
Russell 2000® Index TR	14.41%	11.50%	9.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Financial Services Index TR	5.05%	12.65%	8.04%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$47,747,659
  # of Portfolio Holdings62
  Portfolio Turnover Rate46%
  Advisory Fees Paid$249,583

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financial Services	83.89%
Technology	9.85%
Consumer, Non-cyclical	2.33%
Communications	1.47%
Materials & Processing	0.95%
Cash, Cash Equivalents, & Other Net Assets	1.51%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Coastal Financial Corp.	4.87%
Esquire Financial Holdings, Inc.	4.51%
Customers Bancorp, Inc.	4.37%
Axos Financial, Inc.	4.36%
Bancorp, Inc.	4.34%
Metropolitan Bank Holding Corp.	4.31%
Robinhood Markets, Inc.	4.26%
Northeast Bancorp	4.13%
LendingClub Corp.	3.96%
Wintrust Financial Corp	3.55%
Total % of Top 10 Holdings	42.66%

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - INVESTOR : FFBFX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

Distributor, ALPS Distributors, Inc.

317609220–SA–10312025

EMERALD GROWTH FUND

CLASS A: HSPGX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - A for the period of May 1, 2025 to October 31, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - A	$82	0.81%

HOW DID THE FUND PERFORM LAST YEAR?

The equity market recovery off of the April 8th market low continued in earnest throughout the third quarter, with the S&P 500 up 19.94%, the Russell 2000® Growth Index TR up  and Emerald Growth Fund - A up 51.01% for the six months ended October 31, 2025. The third quarter advance cements this recovery as one of the top 5 in magnitude since the 1960’s according to an October 1, 2025 report from Michael Kantrowitz and the portfolio strategy group at Piper Sandler.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class A - NAV - $31,201	Class A - Load - $29,723	Russell 2000® Growth Index TR - $25,121	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343
10/31/25	$31,201	$29,723	$25,121	$12,071	$37,343
10/31/24	$22,890	$21,806	$21,144	$11,370	$30,910
10/31/23	$16,255	$15,485	$15,492	$10,286	$22,422
10/31/22	$17,668	$16,831	$16,771	$10,249	$20,688
10/31/21	$23,503	$22,389	$22,670	$12,155	$24,782
10/31/20	$17,341	$16,519	$16,374	$12,214	$17,222
10/31/19	$14,473	$13,788	$14,443	$11,502	$15,635
10/31/18	$13,529	$12,888	$13,574	$10,315	$13,776
10/31/17	$12,972	$12,358	$13,036	$10,531	$12,924
10/31/16	$9,644	$9,187	$9,951	$10,437	$10,424
10/31/15	$10,000	$9,526	$10,000	$10,000	$10,000

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	36.31%	12.47%	12.05%
Class A - Load	29.83%	11.37%	11.51%
Russell 2000® Growth Index TR	18.81%	8.94%	9.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$1,155,212,568
  # of Portfolio Holdings123
  Portfolio Turnover Rate31%
  Advisory Fees Paid$2,861,367

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	23.93%
Industrials	23.24%
Health Care	20.37%
Financial Services	11.78%
Consumer Discretionary	7.07%
Consumer Staples	3.57%
Consumer, Non-cyclical	2.35%
Energy	2.31%
Telecommunications	2.04%
Producer Durables	1.04%
Communications	0.61%
Consumer, Cyclical	0.59%
Cash, Cash Equivalents, & Other Net Assets	1.10%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.68%
Credo Technology Group Holding, Ltd.	3.09%
AeroVironment, Inc.	2.73%
Bloom Energy Corp.	2.47%
Guardant Health, Inc.	2.47%
Kratos Defense & Security Solutions, Inc.	2.46%
TTM Technologies, Inc.	2.16%
Rambus, Inc.	2.15%
Lumentum Holdings, Inc.	2.04%
Modine Manufacturing Co.	1.90%
Total % of Top 10 Holdings	27.15%

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-growth-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - CLASS A : HSPGX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

Distributor, ALPS Distributors, Inc.

317609287–SA–10312025

EMERALD GROWTH FUND

CLASS C: HSPCX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - C for the period of May 1, 2025 to October 31, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - C	$155	1.52%

HOW DID THE FUND PERFORM LAST YEAR?

The equity market recovery off of the April 8th market low continued in earnest throughout the third quarter, with the S&P 500 up 19.94%, the Russell 2000® Growth Index TR up  and Emerald Growth Fund - C up 50.45% for the six months ended October 31, 2025. The third quarter advance cements this recovery as one of the top 5 in magnitude since the 1960’s according to an October 1, 2025 report from Michael Kantrowitz and the portfolio strategy group at Piper Sandler.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class C - NAV - $29,217	Class C - Load - $29,217	Russell 2000® Growth Index TR - $25,121	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343
10/31/25	$29,217	$29,217	$25,121	$12,071	$37,343
10/31/24	$21,576	$21,576	$21,144	$11,370	$30,910
10/31/23	$15,434	$15,434	$15,492	$10,286	$22,422
10/31/22	$16,886	$16,886	$16,771	$10,249	$20,688
10/31/21	$22,604	$22,604	$22,670	$12,155	$24,782
10/31/20	$16,788	$16,788	$16,374	$12,214	$17,222
10/31/19	$14,098	$14,098	$14,443	$11,502	$15,635
10/31/18	$13,265	$13,265	$13,574	$10,315	$13,776
10/31/17	$12,804	$12,804	$13,036	$10,531	$12,924
10/31/16	$9,583	$9,583	$9,951	$10,437	$10,424
10/31/15	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	35.41%	11.72%	11.32%
Class C - Load	34.41%	11.72%	11.32%
Russell 2000® Growth Index TR	18.81%	8.94%	9.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$1,155,212,568
  # of Portfolio Holdings123
  Portfolio Turnover Rate31%
  Advisory Fees Paid$2,861,367

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	23.93%
Industrials	23.24%
Health Care	20.37%
Financial Services	11.78%
Consumer Discretionary	7.07%
Consumer Staples	3.57%
Consumer, Non-cyclical	2.35%
Energy	2.31%
Telecommunications	2.04%
Producer Durables	1.04%
Communications	0.61%
Consumer, Cyclical	0.59%
Cash, Cash Equivalents, & Other Net Assets	1.10%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.68%
Credo Technology Group Holding, Ltd.	3.09%
AeroVironment, Inc.	2.73%
Bloom Energy Corp.	2.47%
Guardant Health, Inc.	2.47%
Kratos Defense & Security Solutions, Inc.	2.46%
TTM Technologies, Inc.	2.16%
Rambus, Inc.	2.15%
Lumentum Holdings, Inc.	2.04%
Modine Manufacturing Co.	1.90%
Total % of Top 10 Holdings	27.15%

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-growth-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - CLASS C : HSPCX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

Distributor, ALPS Distributors, Inc.

317609279–SA–10312025

EMERALD GROWTH FUND

INSTITUTIONAL: FGROX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - Institutional for the period of May 1, 2025 to October 31, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Institutional	$76	0.75%

HOW DID THE FUND PERFORM LAST YEAR?

The equity market recovery off of the April 8th market low continued in earnest throughout the third quarter, with the S&P 500 up 19.94%, the Russell 2000® Growth Index TR up  and Emerald Growth Fund - Institutional up 51.14% for the six months ended October 31, 2025. The third quarter advance cements this recovery as one of the top 5 in magnitude since the 1960’s according to an October 1, 2025 report from Michael Kantrowitz and the portfolio strategy group at Piper Sandler.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $1,000,000 INVESTMENT

	Institutional - $32,145	Russell 2000® Growth Index TR - $25,121	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343
10/31/25	$32,145	$25,121	$12,071	$37,343
10/31/24	$23,543	$21,144	$11,370	$30,910
10/31/23	$16,673	$15,492	$10,286	$22,422
10/31/22	$18,067	$16,771	$10,249	$20,688
10/31/21	$23,961	$22,670	$12,155	$24,782
10/31/20	$17,621	$16,374	$12,214	$17,222
10/31/19	$14,664	$14,443	$11,502	$15,635
10/31/18	$13,660	$13,574	$10,315	$13,776
10/31/17	$13,058	$13,036	$10,531	$12,924
10/31/16	$9,678	$9,951	$10,437	$10,424
10/31/15	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	36.54%	12.78%	12.39%
Russell 2000® Growth Index TR	18.81%	8.94%	9.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$1,155,212,568
  # of Portfolio Holdings123
  Portfolio Turnover Rate31%
  Advisory Fees Paid$2,861,367

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	23.93%
Industrials	23.24%
Health Care	20.37%
Financial Services	11.78%
Consumer Discretionary	7.07%
Consumer Staples	3.57%
Consumer, Non-cyclical	2.35%
Energy	2.31%
Telecommunications	2.04%
Producer Durables	1.04%
Communications	0.61%
Consumer, Cyclical	0.59%
Cash, Cash Equivalents, & Other Net Assets	1.10%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.68%
Credo Technology Group Holding, Ltd.	3.09%
AeroVironment, Inc.	2.73%
Bloom Energy Corp.	2.47%
Guardant Health, Inc.	2.47%
Kratos Defense & Security Solutions, Inc.	2.46%
TTM Technologies, Inc.	2.16%
Rambus, Inc.	2.15%
Lumentum Holdings, Inc.	2.04%
Modine Manufacturing Co.	1.90%
Total % of Top 10 Holdings	27.15%

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-growth-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - INSTITUTIONAL : FGROX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

Distributor, ALPS Distributors, Inc.

317609253–SA–10312025

EMERALD GROWTH FUND

INVESTOR: FFGRX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - Investor for the period of May 1, 2025 to October 31, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Investor	$112	1.10%

HOW DID THE FUND PERFORM LAST YEAR?

The equity market recovery off of the April 8th market low continued in earnest throughout the third quarter, with the S&P 500 up 19.94%, the Russell 2000® Growth Index TR up  and Emerald Growth Fund - Investor up 50.84% for the six months ended October 31, 2025. The third quarter advance cements this recovery as one of the top 5 in magnitude since the 1960’s according to an October 1, 2025 report from Michael Kantrowitz and the portfolio strategy group at Piper Sandler.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Investor - $31,003	Russell 2000® Growth Index TR - $25,121	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343
10/31/25	$31,003	$25,121	$12,071	$37,343
10/31/24	$22,797	$21,144	$11,370	$30,910
10/31/23	$16,195	$15,492	$10,286	$22,422
10/31/22	$17,616	$16,771	$10,249	$20,688
10/31/21	$23,441	$22,670	$12,155	$24,782
10/31/20	$17,302	$16,374	$12,214	$17,222
10/31/19	$14,443	$14,443	$11,502	$15,635
10/31/18	$13,507	$13,574	$10,315	$13,776
10/31/17	$12,954	$13,036	$10,531	$12,924
10/31/16	$9,638	$9,951	$10,437	$10,424
10/31/15	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	36.00%	12.37%	11.98%
Russell 2000® Growth Index TR	18.81%	8.94%	9.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$1,155,212,568
  # of Portfolio Holdings123
  Portfolio Turnover Rate31%
  Advisory Fees Paid$2,861,367

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	23.93%
Industrials	23.24%
Health Care	20.37%
Financial Services	11.78%
Consumer Discretionary	7.07%
Consumer Staples	3.57%
Consumer, Non-cyclical	2.35%
Energy	2.31%
Telecommunications	2.04%
Producer Durables	1.04%
Communications	0.61%
Consumer, Cyclical	0.59%
Cash, Cash Equivalents, & Other Net Assets	1.10%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.68%
Credo Technology Group Holding, Ltd.	3.09%
AeroVironment, Inc.	2.73%
Bloom Energy Corp.	2.47%
Guardant Health, Inc.	2.47%
Kratos Defense & Security Solutions, Inc.	2.46%
TTM Technologies, Inc.	2.16%
Rambus, Inc.	2.15%
Lumentum Holdings, Inc.	2.04%
Modine Manufacturing Co.	1.90%
Total % of Top 10 Holdings	27.15%

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-growth-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - INVESTOR : FFGRX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2025

Distributor, ALPS Distributors, Inc.

317609261–SA–10312025

OCTOBER 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIGIX

Seafarer Overseas Growth and Income Fund

Fund Overview

This semi-annual shareholder report contains important information about the Seafarer Overseas Growth and Income Fund - Institutional Class for the period of May 1, 2025 to October 31, 2025.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Growth and Income Fund - Institutional Class	$49	0.87%

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2025 to October 31, 2025), the Seafarer Overseas Growth and Income Fund’s Institutional Class returned 18.60%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 25.35% and 26.15%, respectively.

Emerging market (EM) stocks surged during this period – as did most stock markets around the world. EM equities’ strong gains were driven by rising corporate profits, technology stocks, and Chinese companies. In absolute terms, the Fund performed well; it underperformed its benchmarks in part because its exposure was not as concentrated in technology holdings. The Fund’s contributions were far more balanced than those of the indices, with gains driven by financial and consumer stocks. Dividends are rising among the Fund’s holdings on pace with, if not eclipsing, the growth in underlying earnings. This trend is reflective of a broader shift towards improved capital management at EM companies.

(1)    Broad-based securities market index

(2)    Additional index

How did the Fund perform over the last 10 years?

Total Return Based on $25,000 Investment

	Seafarer Overseas Growth and Income Fund - Institutional Class $48,270	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $53,922	Morningstar EM Net Return USD Index $54,004
10/15	$25,000	$25,000	$25,000
01/16	$23,018	$22,071	$22,051
04/16	$26,274	$25,033	$25,058
07/16	$27,354	$26,436	$26,413
10/16	$27,586	$27,284	$27,296
01/17	$27,044	$27,672	$27,519
04/17	$29,261	$29,922	$29,733
07/17	$30,638	$32,566	$32,236
10/17	$31,250	$34,144	$33,920
01/18	$34,274	$38,298	$38,179
04/18	$31,626	$36,067	$35,853
07/18	$30,488	$34,233	$33,717
10/18	$26,844	$30,201	$29,945
01/19	$29,393	$33,124	$33,196
04/19	$30,307	$34,240	$34,188
07/19	$30,209	$33,465	$33,325
10/19	$31,588	$33,870	$33,854
01/20	$31,427	$34,969	$34,553
04/20	$27,780	$30,592	$29,920
07/20	$32,249	$36,726	$35,405
10/20	$33,409	$37,675	$36,330
01/21	$41,067	$45,291	$43,982
04/21	$42,304	$46,308	$45,313
07/21	$42,599	$45,260	$43,604
10/21	$40,761	$45,502	$43,449
01/22	$38,866	$43,559	$41,819
04/22	$36,209	$39,006	$38,195
07/22	$35,493	$37,075	$35,608
10/22	$32,598	$32,326	$31,185
01/23	$37,211	$38,400	$37,393
04/23	$36,196	$36,898	$35,912
07/23	$39,419	$39,602	$39,037
10/23	$34,956	$35,325	$34,649
01/24	$38,104	$37,350	$37,451
04/24	$38,419	$40,224	$40,109
07/24	$39,545	$41,561	$42,050
10/24	$39,545	$43,490	$43,301
01/25	$38,462	$42,254	$42,053
04/25	$40,701	$43,018	$42,808
07/25	$43,972	$48,069	$48,285
10/25	$48,270	$53,922	$54,004

Average Annual Total Returns

Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Institutional Class (Incep. February 15, 2012)	22.07%	7.64%	6.80%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.99%	7.43%	7.99%
Morningstar EM Net Return USD Index	24.72%	8.25%	8.01%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$3,168,871,071
# of Portfolio Holdings	55
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$11,476,484

What did the Fund invest in?

October 31, 2025

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	1.4%
Communications	0.3%
Utilities	1.3%
Real Estate	2.2%
Energy	3.2%
Materials	4.7%
Industrials	8.4%
Health Care	8.9%
Consumer Staples	13.7%
Technology	16.3%
Consumer Discretionary	17.0%
Financials	22.6%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	6.0%
Samsung Electronics Co., Ltd.	5.9%
Accton Technology Corp.	3.3%
Samsung Biologics Co., Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.8%
Richter Gedeon Nyrt	2.8%
Samsung SDI Co., Ltd.	2.6%
Singapore Exchange, Ltd.	2.6%
DBS Group Holdings, Ltd.	2.4%
UPL, Ltd.	2.4%
Total % of Top 10 Holdings	34.1%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	1.4%
Other	4.9%
Emerging Europe	5.1%
Middle East & Africa	6.1%
Latin America	16.0%
East & South Asia	66.5%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	89.8%
ADR	8.8%
Cash and Other Assets, Less Liabilities	1.4%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

There were no material changes during the period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

OCTOBER 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIGIX

Seafarer Overseas Growth and Income Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

317609295–SA–10312025

OCTOBER 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFGIX

Seafarer Overseas Growth and Income Fund

Fund Overview

This semi-annual shareholder report contains important information about the Seafarer Overseas Growth and Income Fund - Investor Class for the period of May 1, 2025 to October 31, 2025.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Growth and Income Fund - Investor Class	$54	0.96%

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2025 to October 31, 2025), the Seafarer Overseas Growth and Income Fund’s Investor Class returned 18.55%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 25.35% and 26.15%, respectively.

Emerging market (EM) stocks surged during this period – as did most stock markets around the world. EM equities’ strong gains were driven by rising corporate profits, technology stocks, and Chinese companies. In absolute terms, the Fund performed well; it underperformed its benchmarks in part because its exposure was not as concentrated in technology holdings. The Fund’s contributions were far more balanced than those of the indices, with gains driven by financial and consumer stocks. Dividends are rising among the Fund’s holdings on pace with, if not eclipsing, the growth in underlying earnings. This trend is reflective of a broader shift towards improved capital management at EM companies.

(1)    Broad-based securities market index

(2)    Additional index

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Seafarer Overseas Growth and Income Fund - Investor Class $19,103	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $21,569	Morningstar EM Net Return USD Index $21,602
10/15	$10,000	$10,000	$10,000
01/16	$9,211	$8,828	$8,820
04/16	$10,506	$10,013	$10,023
07/16	$10,928	$10,574	$10,565
10/16	$11,020	$10,914	$10,919
01/17	$10,797	$11,069	$11,008
04/17	$11,675	$11,969	$11,893
07/17	$12,224	$13,026	$12,894
10/17	$12,479	$13,658	$13,568
01/18	$13,672	$15,319	$15,272
04/18	$12,623	$14,427	$14,341
07/18	$12,155	$13,693	$13,487
10/18	$10,698	$12,080	$11,978
01/19	$11,707	$13,250	$13,278
04/19	$12,073	$13,696	$13,675
07/19	$12,031	$13,386	$13,330
10/19	$12,572	$13,548	$13,542
01/20	$12,512	$13,988	$13,821
04/20	$11,054	$12,237	$11,968
07/20	$12,828	$14,690	$14,162
10/20	$13,281	$15,070	$14,532
01/21	$16,336	$18,116	$17,593
04/21	$16,819	$18,523	$18,125
07/21	$16,934	$18,104	$17,442
10/21	$16,199	$18,201	$17,380
01/22	$15,445	$17,424	$16,728
04/22	$14,384	$15,602	$15,278
07/22	$14,095	$14,830	$14,243
10/22	$12,951	$12,931	$12,474
01/23	$14,770	$15,360	$14,957
04/23	$14,365	$14,759	$14,365
07/23	$15,637	$15,841	$15,615
10/23	$13,855	$14,130	$13,860
01/24	$15,103	$14,940	$14,980
04/24	$15,229	$16,089	$16,044
07/24	$15,662	$16,624	$16,820
10/24	$15,662	$17,396	$17,320
01/25	$15,234	$16,901	$16,821
04/25	$16,114	$17,207	$17,123
07/25	$17,415	$19,228	$19,314
10/25	$19,103	$21,569	$21,602

Average Annual Total Returns

Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Investor Class (Incep. February 15, 2012)	21.97%	7.54%	6.69%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.99%	7.43%	7.99%
Morningstar EM Net Return USD Index	24.72%	8.25%	8.01%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$3,168,871,071
# of Portfolio Holdings	55
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$11,476,484

What did the Fund invest in?

October 31, 2025

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	1.4%
Communications	0.3%
Utilities	1.3%
Real Estate	2.2%
Energy	3.2%
Materials	4.7%
Industrials	8.4%
Health Care	8.9%
Consumer Staples	13.7%
Technology	16.3%
Consumer Discretionary	17.0%
Financials	22.6%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	6.0%
Samsung Electronics Co., Ltd.	5.9%
Accton Technology Corp.	3.3%
Samsung Biologics Co., Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.8%
Richter Gedeon Nyrt	2.8%
Samsung SDI Co., Ltd.	2.6%
Singapore Exchange, Ltd.	2.6%
DBS Group Holdings, Ltd.	2.4%
UPL, Ltd.	2.4%
Total % of Top 10 Holdings	34.1%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	1.4%
Other	4.9%
Emerging Europe	5.1%
Middle East & Africa	6.1%
Latin America	16.0%
East & South Asia	66.5%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	89.8%
ADR	8.8%
Cash and Other Assets, Less Liabilities	1.4%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

There were no material changes during the period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

OCTOBER 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFGIX

Seafarer Overseas Growth and Income Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

317609311–SA–10312025

OCTOBER 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFGRX

Seafarer Overseas Growth and Income Fund

Fund Overview

This semi-annual shareholder report contains important information about the Seafarer Overseas Growth and Income Fund - Retail Class for the period of May 1, 2025 to October 31, 2025.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Growth and Income Fund - Retail Class	$65	1.17%

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2025 to October 31, 2025), the Seafarer Overseas Growth and Income Fund’s Retail Class returned 18.37%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 25.35% and 26.15%, respectively.

Emerging market (EM) stocks surged during this period – as did most stock markets around the world. EM equities’ strong gains were driven by rising corporate profits, technology stocks, and Chinese companies. In absolute terms, the Fund performed well; it underperformed its benchmarks in part because its exposure was not as concentrated in technology holdings. The Fund’s contributions were far more balanced than those of the indices, with gains driven by financial and consumer stocks. Dividends are rising among the Fund’s holdings on pace with, if not eclipsing, the growth in underlying earnings. This trend is reflective of a broader shift towards improved capital management at EM companies.

(1)    Broad-based securities market index

(2)    Additional index

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Seafarer Overseas Growth and Income Fund - Retail Class $11,779	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $12,832	Morningstar EM Net Return USD Index $12,663
08/30/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,173	$10,791	$10,617
10/31/24	$9,677	$10,350	$10,153
11/30/24	$9,551	$10,046	$9,830
12/31/24	$9,224	$10,005	$9,784
01/31/25	$9,408	$10,055	$9,861
02/28/25	$9,424	$10,082	$9,854
03/31/25	$9,552	$10,161	$9,899
04/30/25	$9,952	$10,237	$10,038
05/31/25	$10,232	$10,667	$10,522
06/30/25	$10,720	$11,225	$11,131
07/31/25	$10,745	$11,439	$11,322
08/31/25	$11,173	$11,808	$11,502
09/30/25	$11,424	$12,482	$12,192
10/31/25	$11,779	$12,832	$12,663

Total Returns

Seafarer Overseas Growth and Income Fund	1 Year	Since Inception
Seafarer Overseas Growth and Income Fund - Retail Class (Incep. August 30, 2024)	21.72%	15.03%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.99%	23.76%
Morningstar EM Net Return USD Index	24.72%	22.36%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$3,168,871,071
# of Portfolio Holdings	55
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$11,476,484

What did the Fund invest in?

October 31, 2025

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	1.4%
Communications	0.3%
Utilities	1.3%
Real Estate	2.2%
Energy	3.2%
Materials	4.7%
Industrials	8.4%
Health Care	8.9%
Consumer Staples	13.7%
Technology	16.3%
Consumer Discretionary	17.0%
Financials	22.6%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	6.0%
Samsung Electronics Co., Ltd.	5.9%
Accton Technology Corp.	3.3%
Samsung Biologics Co., Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.8%
Richter Gedeon Nyrt	2.8%
Samsung SDI Co., Ltd.	2.6%
Singapore Exchange, Ltd.	2.6%
DBS Group Holdings, Ltd.	2.4%
UPL, Ltd.	2.4%
Total % of Top 10 Holdings	34.1%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	1.4%
Other	4.9%
Emerging Europe	5.1%
Middle East & Africa	6.1%
Latin America	16.0%
East & South Asia	66.5%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	89.8%
ADR	8.8%
Cash and Other Assets, Less Liabilities	1.4%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

There were no material changes during the period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

OCTOBER 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFGRX

Seafarer Overseas Growth and Income Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761T878–SA–10312025

OCTOBER 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIVLX

Seafarer Overseas Value Fund

Fund Overview

This semi-annual shareholder report contains important information about the Seafarer Overseas Value Fund - Institutional Class for the period of May 1, 2025 to October 31, 2025.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Value Fund - Institutional Class	$60	1.05%

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2025 to October 31, 2025), the Seafarer Overseas Value Fund’s Institutional Class returned 20.89%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 25.35% and 26.15%, respectively.

Despite lingering uncertainty surrounding U.S. tariffs and trade policy with many emerging market (EM) countries, the aforementioned EM equity indices appreciated throughout this period driven by semiconductor and AI-related stocks in Taiwan, South Korea, and China. While the Fund lacked direct exposure to these market segments, it still delivered strong performance with gains concentrated in two groups: China holdings that benefited from the country’s broader positive sentiment shift, and companies propelled by incremental improvements in their capital allocation with a focus on capital recycling and increasing returns of capital to shareholders through dividends and share buybacks. The latter grouping highlighted the growing corporate sophistication of EM companies that has given rise to the opportunity sets within each of the seven sources of value that the Fund targets.

(1)    Broad-based securities market index

(2)    Additional index

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

	Seafarer Overseas Value Fund - Institutional Class $54,741	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $55,599	Morningstar EM Net Return USD Index $56,007
04/16	$25,000	$25,000	$25,000
07/16	$25,550	$27,258	$27,393
10/16	$25,675	$28,133	$28,309
01/17	$26,977	$28,532	$28,539
04/17	$28,571	$30,853	$30,835
07/17	$30,140	$33,579	$33,431
10/17	$30,976	$35,206	$35,178
01/18	$33,028	$39,489	$39,595
04/18	$31,325	$37,189	$37,182
07/18	$30,566	$35,298	$34,967
10/18	$27,999	$31,140	$31,056
01/19	$29,363	$34,155	$34,427
04/19	$30,904	$35,305	$35,456
07/19	$32,148	$34,505	$34,561
10/19	$32,581	$34,924	$35,109
01/20	$31,451	$36,056	$35,834
04/20	$26,432	$31,543	$31,029
07/20	$27,520	$37,868	$36,718
10/20	$28,998	$38,847	$37,678
01/21	$34,522	$46,699	$45,613
04/21	$37,265	$47,748	$46,993
07/21	$38,169	$46,667	$45,221
10/21	$38,989	$46,918	$45,060
01/22	$38,313	$44,914	$43,370
04/22	$37,640	$40,219	$39,612
07/22	$37,259	$38,228	$36,928
10/22	$34,066	$33,332	$32,341
01/23	$40,370	$39,594	$38,779
04/23	$39,983	$38,046	$37,244
07/23	$42,933	$40,834	$40,485
10/23	$38,285	$36,423	$35,934
01/24	$41,094	$38,512	$38,839
04/24	$43,334	$41,474	$41,596
07/24	$42,199	$42,853	$43,609
10/24	$43,120	$44,842	$44,906
01/25	$41,831	$43,568	$43,613
04/25	$45,282	$44,356	$44,395
07/25	$51,258	$49,564	$50,075
10/25	$54,741	$55,599	$56,007

Average Annual Total Returns

Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Institutional Class (Incep. May 31, 2016)	26.95%	13.55%	8.68%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.99%	7.43%	8.86%
Morningstar EM Net Return USD Index	24.72%	8.25%	8.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$129,603,842
# of Portfolio Holdings	41
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$423,205

What did the Fund invest in?

October 31, 2025

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.6%
Communications	1.6%
Utilities	4.8%
Real Estate	6.4%
Energy	6.5%
Materials	7.2%
Industrials	9.1%
Consumer Discretionary	17.5%
Consumer Staples	18.5%
Financials	24.8%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Georgia Capital PLC	5.3%
Lion Finance Group PLC	3.7%
Melco International Development, Ltd.	3.6%
Moneta Money Bank AS	3.6%
Hongkong Land Holdings, Ltd.	3.5%
China Foods, Ltd.	3.3%
Samsung SDI Co., Ltd.	3.2%
First Pacific Co., Ltd.	3.2%
DFI Retail Group Holdings, Ltd.	3.1%
Jardine Matheson Holdings, Ltd.	3.1%
Total % of Top 10 Holdings	35.5%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.6%
Other	4.6%
Middle East & Africa	11.5%
Emerging Europe	12.6%
Latin America	17.4%
East & South Asia	50.2%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	82.6%
ADR	13.6%
Preferred Stock	0.1%
Cash and Other Assets, Less Liabilities	3.6%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

There were no material changes during the period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

OCTOBER 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIVLX

Seafarer Overseas Value Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761R591–SA–10312025

OCTOBER 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFVLX

Seafarer Overseas Value Fund

Fund Overview

This semi-annual shareholder report contains important information about the Seafarer Overseas Value Fund - Investor Class for the period of May 1, 2025 to October 31, 2025.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Value Fund - Investor Class	$66	1.15%

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2025 to October 31, 2025), the Seafarer Overseas Value Fund’s Investor Class returned 20.84%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 25.35% and 26.15%, respectively.

Despite lingering uncertainty surrounding U.S. tariffs and trade policy with many emerging market (EM) countries, the aforementioned EM equity indices appreciated throughout this period driven by semiconductor and AI-related stocks in Taiwan, South Korea, and China. While the Fund lacked direct exposure to these market segments, it still delivered strong performance with gains concentrated in two groups: China holdings that benefited from the country’s broader positive sentiment shift, and companies propelled by incremental improvements in their capital allocation with a focus on capital recycling and increasing returns of capital to shareholders through dividends and share buybacks. The latter grouping highlighted the growing corporate sophistication of EM companies that has given rise to the opportunity sets within each of the seven sources of value that the Fund targets.

(1)    Broad-based securities market index

(2)    Additional index

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Seafarer Overseas Value Fund - Investor Class $21,683	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $22,239	Morningstar EM Net Return USD Index $22,403
04/16	$10,000	$10,000	$10,000
07/16	$10,210	$10,903	$10,957
10/16	$10,260	$11,253	$11,323
01/17	$10,778	$11,413	$11,416
04/17	$11,415	$12,341	$12,334
07/17	$12,041	$13,431	$13,373
10/17	$12,374	$14,082	$14,071
01/18	$13,195	$15,796	$15,838
04/18	$12,504	$14,876	$14,873
07/18	$12,201	$14,119	$13,987
10/18	$11,175	$12,456	$12,422
01/19	$11,712	$13,662	$13,771
04/19	$12,317	$14,122	$14,182
07/19	$12,824	$13,802	$13,824
10/19	$12,986	$13,970	$14,044
01/20	$12,540	$14,423	$14,334
04/20	$10,526	$12,617	$12,412
07/20	$10,971	$15,147	$14,687
10/20	$11,550	$15,539	$15,071
01/21	$13,744	$18,680	$18,245
04/21	$14,838	$19,099	$18,797
07/21	$15,187	$18,667	$18,088
10/21	$15,503	$18,767	$18,024
01/22	$15,235	$17,966	$17,348
04/22	$14,966	$16,088	$15,845
07/22	$14,803	$15,291	$14,771
10/22	$13,542	$13,333	$12,937
01/23	$16,035	$15,838	$15,512
04/23	$15,881	$15,218	$14,897
07/23	$17,044	$16,333	$16,194
10/23	$15,192	$14,569	$14,374
01/24	$16,313	$15,405	$15,536
04/24	$17,193	$16,590	$16,638
07/24	$16,741	$17,141	$17,444
10/24	$17,095	$17,937	$17,962
01/25	$16,583	$17,427	$17,445
04/25	$17,944	$17,742	$17,758
07/25	$20,309	$19,826	$20,030
10/25	$21,683	$22,239	$22,403

Average Annual Total Returns

Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Investor Class (Incep. May 31, 2016)	26.84%	13.43%	8.56%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.99%	7.43%	8.86%
Morningstar EM Net Return USD Index	24.72%	8.25%	8.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$129,603,842
# of Portfolio Holdings	41
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$423,205

What did the Fund invest in?

October 31, 2025

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.6%
Communications	1.6%
Utilities	4.8%
Real Estate	6.4%
Energy	6.5%
Materials	7.2%
Industrials	9.1%
Consumer Discretionary	17.5%
Consumer Staples	18.5%
Financials	24.8%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Georgia Capital PLC	5.3%
Lion Finance Group PLC	3.7%
Melco International Development, Ltd.	3.6%
Moneta Money Bank AS	3.6%
Hongkong Land Holdings, Ltd.	3.5%
China Foods, Ltd.	3.3%
Samsung SDI Co., Ltd.	3.2%
First Pacific Co., Ltd.	3.2%
DFI Retail Group Holdings, Ltd.	3.1%
Jardine Matheson Holdings, Ltd.	3.1%
Total % of Top 10 Holdings	35.5%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.6%
Other	4.6%
Middle East & Africa	11.5%
Emerging Europe	12.6%
Latin America	17.4%
East & South Asia	50.2%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	82.6%
ADR	13.6%
Preferred Stock	0.1%
Cash and Other Assets, Less Liabilities	3.6%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

There were no material changes during the period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

OCTOBER 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFVLX

Seafarer Overseas Value Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761R617–SA–10312025

OCTOBER 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFVRX

Seafarer Overseas Value Fund

Fund Overview

This semi-annual shareholder report contains important information about the Seafarer Overseas Value Fund - Retail Class for the period of May 1, 2025 to October 31, 2025.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Value Fund - Retail Class	$77	1.35%

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2025 to October 31, 2025), the Seafarer Overseas Value Fund’s Retail Class returned 20.64%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 25.35% and 26.15%, respectively.

Despite lingering uncertainty surrounding U.S. tariffs and trade policy with many emerging market (EM) countries, the aforementioned EM equity indices appreciated throughout this period driven by semiconductor and AI-related stocks in Taiwan, South Korea, and China. While the Fund lacked direct exposure to these market segments, it still delivered strong performance with gains concentrated in two groups: China holdings that benefited from the country’s broader positive sentiment shift, and companies propelled by incremental improvements in their capital allocation with a focus on capital recycling and increasing returns of capital to shareholders through dividends and share buybacks. The latter grouping highlighted the growing corporate sophistication of EM companies that has given rise to the opportunity sets within each of the seven sources of value that the Fund targets.

(1)    Broad-based securities market index

(2)    Additional index

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Seafarer Overseas Value Fund - Retail Class $12,662	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $12,832	Morningstar EM Net Return USD Index $12,663
08/30/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,365	$10,791	$10,617
10/31/24	$10,007	$10,350	$10,153
11/30/24	$9,843	$10,046	$9,830
12/31/24	$9,603	$10,005	$9,784
01/31/25	$9,699	$10,055	$9,861
02/28/25	$9,811	$10,082	$9,854
03/31/25	$10,071	$10,161	$9,899
04/30/25	$10,496	$10,237	$10,038
05/31/25	$11,062	$10,667	$10,522
06/30/25	$11,583	$11,225	$11,131
07/31/25	$11,865	$11,439	$11,322
08/31/25	$12,320	$11,808	$11,502
09/30/25	$12,595	$12,482	$12,192
10/31/25	$12,662	$12,832	$12,663

Total Returns

Seafarer Overseas Value Fund	1 Year	Since Inception
Seafarer Overseas Value Fund - Retail Class (Incep. August 30, 2024)	26.53%	22.35%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.99%	23.76%
Morningstar EM Net Return USD Index	24.72%	22.36%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$129,603,842
# of Portfolio Holdings	41
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$423,205

What did the Fund invest in?

October 31, 2025

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.6%
Communications	1.6%
Utilities	4.8%
Real Estate	6.4%
Energy	6.5%
Materials	7.2%
Industrials	9.1%
Consumer Discretionary	17.5%
Consumer Staples	18.5%
Financials	24.8%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Georgia Capital PLC	5.3%
Lion Finance Group PLC	3.7%
Melco International Development, Ltd.	3.6%
Moneta Money Bank AS	3.6%
Hongkong Land Holdings, Ltd.	3.5%
China Foods, Ltd.	3.3%
Samsung SDI Co., Ltd.	3.2%
First Pacific Co., Ltd.	3.2%
DFI Retail Group Holdings, Ltd.	3.1%
Jardine Matheson Holdings, Ltd.	3.1%
Total % of Top 10 Holdings	35.5%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.6%
Other	4.6%
Middle East & Africa	11.5%
Emerging Europe	12.6%
Latin America	17.4%
East & South Asia	50.2%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	82.6%
ADR	13.6%
Preferred Stock	0.1%
Cash and Other Assets, Less Liabilities	3.6%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

There were no material changes during the period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

OCTOBER 31, 2025

SEMI-ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFVRX

Seafarer Overseas Value Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761T860–SA–10312025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

EMERALD
MUTUAL FUNDS
DRIVEN BY RESEARCH
SINCE 1992

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

October 31, 2025

EMERALD GROWTH FUND

Class A: HSPGX | Class C: HSPCX
Institutional Class: FGROX | Investor Class: FFGRX

EMERALD FINANCE & BANKING INNOVATION FUND

Class A: HSSAX | Class C: HSSCX
Institutional Class: HSSIX | Investor Class: FFBFX

TABLE OF CONTENTS

Schedule of Investments
Emerald Growth Fund	1
Emerald Finance & Banking Innovation Fund	3
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets
Emerald Growth Fund	7
Emerald Finance & Banking Innovation Fund	9
Financial Highlights
Emerald Growth Fund	11
Emerald Finance & Banking Innovation Fund	15
Notes to Financial Statements and Financial Highlights	19
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	28
Proxy Disclosures for Open-End Management Investment Companies	29
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	30
Statement Regarding Basis for Approval of Investment Advisory Contract	31

Emerald Growth Fund	Schedule of Investments

October 31, 2025 (Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS: 93.22%
Communications: 0.44%
111,509	Hims & Hers Health, Inc.(a)	$5,069,199

Consumer Discretionary: 7.07%
531,344	Arhaus, Inc.(a)	5,324,067
586,203	Arlo Technologies, Inc.(a)	11,337,166
199,537	BJ's Restaurants, Inc.(a)	6,776,276
61,160	Boot Barn Holdings, Inc.(a)	11,598,994
170,842	IMAX Corp.(a)	5,550,657
200,325	Life Time Group Holdings, Inc.(a)	4,954,037
577,474	National Vision Holdings, Inc.(a)	14,869,955
387,670	OneSpaWorld Holdings, Ltd.	9,021,081
508,587	Rush Street Interactive, Inc.(a)	8,625,636
34,176	Visteon Corp.	3,662,300
		81,720,169

Consumer Staples: 3.57%
28,000	Five Below, Inc.(a)	4,403,560
137,528	Freshpet, Inc.(a)	6,767,753
114,419	Ollie's Bargain Outlet Holdings, Inc.(a)	13,822,959
144,847	Utz Brands, Inc.	1,525,239
391,299	Vital Farms, Inc.(a)	12,854,172
800,124	Zevia PBC, Class A(a)	1,888,293
		41,261,976

Consumer, Cyclical: 0.59%
70,476	Black Rock Coffee Bar, Inc.(a)	1,808,414
303,007	First Watch Restaurant Group, Inc.(a)	4,996,586
		6,805,000

Consumer, Non-cyclical: 2.89%
427,502	Aveanna Healthcare Holdings, Inc.(a)	3,868,893
28,125	Axsome Therapeutics, Inc.(a)	3,796,594
382,344	Cogent Biosciences, Inc.(a)	6,232,207
101,018	Mirum Pharmaceuticals, Inc.(a)	7,338,958
104,721	Nektar Therapeutics(a)	6,799,535
454,246	Trevi Therapeutics, Inc.(a)	5,296,508
		33,332,695

Energy: 2.31%
184,095	American Superconductor Corp.(a)	10,903,947
101,127	Excelerate Energy, Inc.	2,620,201
68,201	Sable Offshore Corp.(a)	713,382
145,986	Solaris Energy Infrastructure, Inc.	7,770,835
666,751	TETRA Technologies, Inc.(a)	4,707,262
		26,715,627

Financial Services: 11.78%
159,805	American Integrity Insurance Group, Inc.(a)	3,808,153
72,310	Ategrity Specialty Holdings LLC(a)	1,404,983
192,287	Axos Financial, Inc.(a)	14,994,540

		Value
Shares		(Note 2)
Financial Services (continued)
183,996	Bancorp, Inc.(a)	$12,027,819
170,579	Cadence Bank	6,437,651
43,274	Coastal Financial Corp.(a)	4,608,681
589,788	Compass, Inc.(a)	4,547,265
103,327	Customers Bancorp, Inc.(a)	6,935,308
40,902	GBank Financial Holdings, Inc.(a)	1,483,516
221,731	LendingClub Corp.(a)	3,855,902
136,911	LendingTree, Inc.(a)	8,762,304
140,038	Mid Penn Bancorp, Inc.	3,984,081
179,865	Moelis & Co., Class A	11,390,850
41,232	Neptune Insurance Holdings, Inc.(a)	1,058,838
25,000	Norwood Financial Corp.	665,250
94,386	Palomar Holdings, Inc.(a)	10,760,948
301,177	Perella Weinberg Partners	5,625,986
22,353	Piper Sandler Cos.	7,136,419
232,362	Skyward Specialty Insurance Group, Inc.(a)	10,593,384
202,734	Slide Insurance Holdings, Inc.(a)	3,241,717
338,791	Trinity Capital, Inc.	5,112,356
71,794	UMB Financial Corp.	7,673,343
		136,109,294

Healthcare: 14.15%
140,215	ACADIA Pharmaceuticals, Inc.(a)	3,182,881
31,640	Akero Therapeutics, Inc.(a)	1,714,888
456,555	Alphatec Holdings, Inc.(a)	8,669,979
50,475	Biohaven, Ltd.(a)	868,170
209,824	Bridgebio Pharma, Inc.(a)	13,143,375
187,077	Collegium Pharmaceutical, Inc.(a)	6,734,772
74,747	Corcept Therapeutics, Inc.(a)	5,491,662
306,626	Guardant Health, Inc.(a)	28,522,351
300,117	KalVista Pharmaceuticals, Inc.(a)	3,274,276
143,700	LivaNova PLC(a)	7,562,931
17,063	Madrigal Pharmaceuticals, Inc.(a)	7,147,691
53,957	Merit Medical Systems, Inc.(a)	4,723,396
185,834	RadNet, Inc.(a)	14,121,526
798,875	Savara, Inc.(a)	3,315,331
178,017	Soleno Therapeutics, Inc.(a)	11,955,622
153,485	Spyre Therapeutics, Inc.(a)	3,754,243
117,813	TransMedics Group, Inc.(a)	15,497,122
499,403	Travere Therapeutics, Inc.(a)	17,559,009
695,032	WaVe Life Sciences, Ltd.(a)	6,283,089
		163,522,314

Industrials: 23.24%
153,709	AAR Corp.(a)	12,943,835
85,328	AeroVironment, Inc.(a)	31,563,680
161,809	Allegiant Travel Co.(a)	10,061,284
35,775	Argan, Inc.	10,954,663
113,839	ATI, Inc.(a)	11,266,646
216,236	Bloom Energy Corp., Class A(a)	28,577,750
27,171	Bowman Consulting Group, Ltd.(a)	1,176,233
23,823	Carpenter Technology Corp.	7,525,686

Semi-Annual Report | October 31, 2025	1

Emerald Growth Fund	Schedule of Investments

October 31, 2025 (Unaudited)

		Value
Shares		(Note 2)
Industrials (continued)
130,177	CECO Environmental Corp.(a)	$6,364,353
1,063,406	Evolv Technologies Holdings, Inc.(a)	8,230,762
354,552	First Advantage Corp.(a)	4,477,992
313,680	Kratos Defense & Security Solutions, Inc.(a)	28,419,408
351,654	Latham Group, Inc.(a)	2,549,491
208,114	Mercury Systems, Inc.(a)	16,110,105
436,745	Mirion Technologies, Inc.(a)	12,827,201
143,133	Modine Manufacturing Co.(a)	21,929,407
87,882	Napco Security Technologies, Inc.	3,879,990
102,158	Shift4 Payments, Inc.(a)	7,059,118
57,383	SPX Technologies Inc(a)	12,847,480
29,665	Sterling Infrastructure, Inc.(a)	11,210,403
102,180	VSE Corp.	18,461,882
		268,437,369

Producer Durables: 1.04%
54,511	Esco Technologies, Inc.	11,963,529

Technology: 24.10%
128,147	Agilysys, Inc.(a)	16,077,323
242,324	Applied Optoelectronics, Inc.(a)	8,617,041
48,874	Cogent Communications Holdings, Inc.	2,016,052
56,412	Commvault Systems, Inc.(a)	7,853,679
190,564	Credo Technology Group Holding, Ltd.(a)	35,753,618
222,690	D-Wave Quantum, Inc.(a)	8,252,891
206,904	EverQuote, Inc., Class A(a)	4,456,712
39,675	Fabrinet(a)	17,479,615
79,900	HeartFlow, Inc.(a)	2,969,084
31,561	Impinj, Inc.(a)	6,380,372
19,986	InterDigital, Inc.	7,234,132
172,267	IonQ, Inc.(a)	10,746,015
48,532	IPG Photonics Corp.(a)	4,131,044
114,395	Kulicke & Soffa Industries, Inc.	4,567,792
25,170	Life360, Inc.(a)	2,484,531
33,143	MACOM Technology Solutions Holdings, Inc.(a)	4,909,473
209,166	nLight, Inc.(a)	6,904,570
46,457	Onto Innovation, Inc.(a)	6,269,837
350,922	PDF Solutions, Inc.(a)	10,222,358
183,378	Q2 Holdings, Inc.(a)	11,325,425
241,019	Rambus, Inc.(a)	24,786,394
173,131	Semtech Corp.(a)	11,748,670
49,116	SiTime Corp.(a)	14,225,958
422,523	SkyWater Technology, Inc.(a)	7,387,815
63,496	Synaptics, Inc.(a)	4,504,406
371,548	TTM Technologies, Inc.(a)	24,968,026
344,646	Varonis Systems, Inc.(a)	12,141,878
		278,414,711

		Value
Shares		(Note 2)
Telecommunications: 2.04%
116,989	Lumentum Holdings, Inc.(a)	$23,580,303

	Total Common Stocks
	(Cost $645,359,298)	1,076,932,186

MUTUAL FUND: 5.68%
Healthcare: 5.68%
1,997,035	F/m Emerald Life Sciences Innovation ETF(a)(b)	65,642,940

	Total Mutual Fund
	(Cost $31,078,469)	65,642,940

SHORT-TERM INVESTMENT: 1.51%
17,393,006	First American Government Obligations Fund, Class X 4.028% (b)	17,393,006

	Total Short-Term Investment
	(Cost $17,393,006)	17,393,006

Total Investments: 100.41%
(Cost $693,830,773)		1,159,968,132

Liabilities In Excess Of Other Assets: (0.41)%		(4,755,564)
Net Assets: 100.00%		$1,155,212,568

(a)	Non-income producing security.
(b)	Affiliated company. See Note 8 to Notes to Financial Statements.
(c)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statement and Financial Highlights.

2	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Schedule of Investments

October 31, 2025 (Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS: 98.49%
Communications: 1.47%
Internet: 1.47%
4,053	Shopify, Inc., Class A(a)	$704,654

Consumer, Non-cyclical: 2.33%
Commercial Services: 2.33%
6,520	Affirm Holdings, Inc.(a)	468,658
17,146	Klarna Group PLC(a)	644,175
		1,112,833

Financial Services: 83.89%
Banks: 57.58%
4,442	Ameris Bancorp	318,136
26,719	Axos Financial, Inc.(a)	2,083,548
31,714	Bancorp, Inc.(a)	2,073,144
9,842	Bank OZK	442,792
10,435	Bank7 Corp.	433,157
5,156	CNB Financial Corp.	126,838
21,816	Coastal Financial Corp.(a)	2,323,404
31,064	Customers Bancorp, Inc.(a)	2,085,016
6,314	East West Bancorp, Inc.	641,502
22,968	Esquire Financial Holdings, Inc.	2,154,398
54,364	Finwise Bancorp(a)	1,043,245
13,910	First Financial Bankshares, Inc.	429,680
18,040	Five Star Bancorp	640,600
60,462	Mechanics Bancorp(a)	809,586
31,063	Metropolitan Bank Holding Corp.	2,058,545
18,743	MVB Financial Corp.	479,446
22,853	Northeast Bancorp	1,971,757
37,532	NU Holdings, Ltd.(a)	604,640
16,572	Pathward Financial, Inc.	1,127,890
3,676	Private Bancorp of America, Inc.(a)	210,819
13,110	QCR Holdings, Inc.	975,253
13,306	Seacoast Banking Corp. of Florida	403,172
19,108	Third Coast Bancshares, Inc.(a)	702,219
21,457	Western Alliance Bancorp	1,659,699
13,020	Wintrust Financial Corp	1,692,860
		27,491,346

Banks: Diversified: 3.24%
21,123	First Busey Corp.	472,311
4,373	Mid Penn Bancorp, Inc.	124,412
4,256	UMB Financial Corp.	454,881
13,818	United Bankshares, Inc.	494,546
		1,546,150

Computer Services: 0.27%
16,576	Opendoor Technologies, Inc.(a)	128,796

Consumer Lending: 5.35%
108,783	LendingClub Corp.(a)	1,891,736

		Value
Shares		(Note 2)
Consumer Lending (continued)
22,392	SoFi Technologies, Inc.(a)	$664,595
		2,556,331

Diversified Finan Serv: 3.77%
11,558	BitMine Immersion Technologies, Inc.(a)	539,181
2,282	Circle Internet Group, Inc.(a)	289,768
2,478	Dave, Inc.(a)	593,035
4,478	GBank Financial Holdings, Inc.(a)	162,417
2,500	Miami International Holdings, Inc.(a)	109,250
5,763	Perella Weinberg Partners	107,653
		1,801,304

Insurance: 5.53%
11,624	American Integrity Insurance Group, Inc.(a)	277,000
7,410	Ategrity Specialty Holdings LLC(a)	143,976
8,914	Bowhead Specialty Holdings, Inc.(a)	213,579
55,248	Neptune Insurance Holdings, Inc.(a)	1,418,769
10,211	Skyward Specialty Insurance Group, Inc.(a)	465,520
4,900	TWFG, Inc.(a)	119,364
		2,638,208

Investment Services: 0.90%
1,251	Coinbase Global, Inc., Class A(a)	430,069

Mortgage Finance: 1.89%
54,049	Rocket Cos., Inc.	900,456

Open End And Misc Investment Vehicles: 0.98%
30,950	Trinity Capital, Inc.	467,035

Property And Casualty Insurance: 2.58%
533	Kinsale Capital Group, Inc.	212,918
3,718	Palomar Holdings, Inc.(a)	423,889
39,577	Porch Group, Inc.(a)	595,634
		1,232,441

Real Estate: 1.80%
111,802	Compass, Inc.(a)	861,993

Materials & Processing: 0.95%
Aluminum: 0.95%
28,159	Real Industry, Inc.(a)	451,670

Technology: 9.85%
Computers: 2.31%
27,860	Figure Technology Solutions, Inc.(a)	1,103,256

Internet: 4.26%
13,847	Robinhood Markets, Inc.(a)	2,032,463

Software: 3.28%
5,000	Bullish(a)	252,850
27,736	Chime Financial, Inc.(a)	476,227

Semi-Annual Report | October 31, 2025	3

Emerald Finance & Banking Innovation Fund	Schedule of Investments

October 31, 2025 (Unaudited)

		Value
Shares		(Note 2)
Software (continued)
31,165	Pagaya Technologies, Ltd.(a)	$838,027
		1,567,104

	Total Common Stocks
	(Cost $34,923,646)	47,026,109

RIGHTS AND WARRANTS: 0.00%
62,749	Paysafe Ltd, Strike Price $138.00, Expiration Date 12/31/2028	565

	Total Rights and Warrants
	(Cost $211,219)	565

SHORT-TERM INVESTMENT: 1.67%
796,463	First American Government Obligations Fund, Class X 4.028% (b)	796,463

	Total Short-Term Investment
	(Cost $796,463)	796,463

Total Investments: 100.16%
(Cost $35,931,328)		47,823,137

Liabilities In Excess Of Other Assets: (0.16)%		(75,478)
Net Assets: 100.00%		$47,747,659

(a)	Non-income producing security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statement and Financial Highlights.

4	www.emeraldmutualfunds.com

Emerald Funds	Statements of Assets and Liabilities

October 31, 2025 (Unaudited)

		Emerald Finance &
	Emerald Growth	Banking Innovation
	Fund	Fund
ASSETS:
Unaffiliated investments, at value	$1,094,325,192	$47,823,137
Affiliated investments, at value	65,642,940	–
Receivable for shares sold	990,691	5,426
Interest and dividends receivable	20,354	4,745
Other assets	38,798	52,251
Total Assets	1,161,017,975	47,885,559
LIABILITIES:
Payable for investments purchased	2,385,691	–
Payable for shares redeemed	2,509,408	51,122
Investment advisory fees payable	526,625	41,923
Payable to fund accounting and administration	517	3,429
Payable for distribution and service fees	259,022	15,931
Payable for trustee fees and expenses	18,752	3,886
Payable for transfer agency fees	5,927	–
Payable for chief compliance officer fee	7,474	–
Payable for principal financial officer fee	1,430	2
Payable for professional fees	46,840	21,607
Accrued expenses and other liabilities	43,721	–
Total Liabilities	5,805,407	137,900
NET ASSETS	$1,155,212,568	$47,747,659
NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$641,599,978	$88,180,202
Total distributable earnings	513,612,590	(40,432,543)
NET ASSETS	$1,155,212,568	$47,747,659
UNAFFILIATED INVESTMENTS, AT COST	$662,752,304	$35,931,328
AFFILIATED INVESTMENTS, AT COST	$31,078,469	$–
PRICING OF SHARES
Class A: (a)
Net Asset Value, offering and redemption price per share	$28.02	$30.63
Net Assets	$82,019,659	$19,283,454
Shares of beneficial interest outstanding	2,926,932	629,498
Maximum offering price per share (NAV/.9525, based on maximum sales charge of 4.75% of the offering price)	$29.42	$32.16
Class C: (a)
Net Asset Value, offering and redemption price per share	$17.62	$24.46
Net Assets	$947,160	$1,485,850
Shares of beneficial interest outstanding	53,751	60,746
Institutional Class:
Net Asset Value, offering and redemption price per share	$31.19	$32.37
Net Assets	$979,088,597	$20,856,803
Shares of beneficial interest outstanding	31,395,395	644,242
Investor Class:
Net Asset Value, offering and redemption price per share	$27.61	$28.64
Net Assets	$93,157,152	$6,121,552
Shares of beneficial interest outstanding	3,373,571	213,753

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Funds' Prospectus.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | October 31, 2025	5

Emerald Funds	Statements of Operations

For Six Months Ended October 31, 2025 (Unaudited)

		Emerald Finance &
	Emerald Growth	Banking Innovation
	Fund	Fund
INVESTMENT INCOME:
Dividends	$1,718,165	$297,284
Total Investment Income	1,718,165	297,284

EXPENSES:
Investment advisory fee (Note 6)	3,004,324	249,544
Recoupment of previously waived fees (Note 6)	–	74
Administration fee	329,174	26,976
Custodian fee	44,523	4,628
Professional fees	32,927	6,371
Transfer agent fee	91,455	48,514
Delegated transfer agent equivalent services fees
Class A	3,634	7,892
Class C	452	321
Institutional Class	3,501	1,875
Investor Class	156	4
Trustee fees and expenses	29,925	1,702
Registration/filing fees	19,522	18,126
Reports to shareholder and printing fees	1,208	1,923
Distribution and service fees
Class A	35,623	15,751
Class C	3,151	6,545
Institutional Class	209,422	–
Investor Class	180,187	12,734
Chief compliance officer fee	41,819	1,781
Principal financial officer fee	8,855	385
Other	16,393	(45,530)
Total expenses before waiver	4,056,251	359,616
Less fees waived/reimbursed by investment advisor (Note 6)	–	(35)
Less fees waived from investments in affiliated securities	(142,957)	–
Total Net Expenses	3,913,294	359,581
NET INVESTMENT INCOME/(LOSS):	(2,195,129)	(62,297)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	130,131,115	7,071,345
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	253,682,263	(466,280)
Net change in unrealized appreciation on affiliated investments	19,671,194	–
NET REALIZED AND UNREALIZED GAIN	403,484,572	6,605,065
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$401,289,443	$6,542,768

See Notes to Financial Statements and Financial Highlights.

6	www.emeraldmutualfunds.com

Emerald Growth Fund	Statements of Changes in Net Assets

	For the
	Six Months Ended
	October 31, 2025	Year Ended
	(Unaudited)	April 30, 2025
OPERATIONS:
Net investment loss	$(2,195,129)	$(4,098,852)
Net realized gain on investments	130,131,115	113,989,334
Net change in unrealized appreciation/(depreciation) on investments	273,353,457	(61,375,629)
Net increase in net assets resulting from operations	401,289,443	48,514,853
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total distributable earnings
Class A	(6,096,526)	(10,965,350)
Class C	(116,847)	(214,754)
Institutional Class	(63,859,400)	(100,636,791)
Investor Class	(8,010,052)	(11,496,905)
Net decrease in net assets from distributions	(78,082,825)	(123,313,800)
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	4,444,626	4,696,281
Issued to shareholders in reinvestment of distributions	5,658,801	10,156,397
Cost of shares redeemed	(6,696,918)	(31,990,354)
Net increase/(decrease) from share transactions	3,406,509	(17,137,676)
Class C
Proceeds from sale of shares	24,517	90,595
Issued to shareholders in reinvestment of distributions	114,610	203,737
Cost of shares redeemed	(276,593)	(408,482)
Net decrease from share transactions	(137,466)	(114,150)
Institutional Class
Proceeds from sale of shares	126,539,449	153,664,984
Issued to shareholders in reinvestment of distributions	56,118,828	86,156,955
Cost of shares redeemed	(146,344,674)	(282,853,318)
Net increase/(decrease) from share transactions	36,313,603	(43,031,379)
Investor Class
Proceeds from sale of shares	11,666,431	24,774,192
Issued to shareholders in reinvestment of distributions	1,961,561	2,739,608
Cost of shares redeemed	(26,928,206)	(18,588,600)
Net increase/(decrease) from share transactions	(13,300,214)	8,925,200
Net increase/(decrease) in net assets	$349,489,050	$(126,156,952)
NET ASSETS:
Beginning of year	805,723,518	931,880,470
End of year	$1,155,212,568	$805,723,518

Semi-Annual Report | October 31, 2025	7

Emerald Growth Fund	Statements of Changes in Net Assets

	For the
	Six Months Ended
	October 31, 2025	Year Ended
	(Unaudited)	April 30, 2025
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	177,217	198,008
Distributions reinvested	242,971	437,193
Redeemed	(271,711)	(1,368,179)
Net increase/(decrease) in shares outstanding	148,477	(732,978)
Class C
Sold	1,423	5,300
Distributions reinvested	7,813	12,965
Redeemed	(18,780)	(25,131)
Net decrease in shares outstanding	(9,544)	(6,866)
Institutional Class
Sold	4,606,803	5,997,751
Distributions reinvested	2,165,914	3,375,819
Redeemed	(5,285,291)	(10,820,447)
Net increase/(decrease) in shares outstanding	1,487,426	(1,446,877)
Investor Class
Sold	497,547	1,104,864
Distributions reinvested	85,434	119,193
Redeemed	(1,094,976)	(806,866)
Net increase/(decrease) in shares outstanding	(511,995)	417,191

See Notes to Financial Statements and Financial Highlights.

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Emerald Finance & Banking Innovation Fund	Statements of Changes in Net Assets

	For the
	Six Months Ended
	October 31, 2025	Year Ended
	(Unaudited)	April 30, 2025
OPERATIONS:
Net investment loss	$(62,297)	$(44,368)
Net realized gain on investments	7,071,345	5,221,007
Net change in unrealized appreciation/(depreciation) on investments	(466,280)	5,274,830
Net increase in net assets resulting from operations	6,542,768	10,451,469
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total distributable earnings
Class A	–	(464,793)
Class C	–	(68,122)
Institutional Class	–	(412,309)
Investor Class	–	(158,612)
Net decrease in net assets from distributions	–	(1,103,836)
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	626,078	946,595
Issued to shareholders in reinvestment of distributions	–	387,241
Cost of shares redeemed	(2,379,097)	(6,240,120)
Net decrease from share transactions	(1,753,019)	(4,906,284)
Class C
Proceeds from sale of shares	11,630	35,627
Issued to shareholders in reinvestment of distributions	–	58,912
Cost of shares redeemed	(529,111)	(1,321,772)
Net decrease from share transactions	(517,481)	(1,227,233)
Institutional Class
Proceeds from sale of shares	1,645,808	4,317,829
Issued to shareholders in reinvestment of distributions	–	392,786
Cost of shares redeemed	(3,459,717)	(6,285,786)
Net decrease from share transactions	(1,813,909)	(1,575,171)
Investor Class
Proceeds from sale of shares	191,019	459,462
Issued to shareholders in reinvestment of distributions	–	139,951
Cost of shares redeemed	(622,847)	(2,219,591)
Net decrease from share transactions	(431,828)	(1,620,178)
Net increase in net assets	$2,026,531	$18,767
NET ASSETS:
Beginning of year	45,721,128	45,702,361
End of year	$47,747,659	$45,721,128

Semi-Annual Report | October 31, 2025	9

Emerald Finance & Banking Innovation Fund	Statements of Changes in Net Assets

	For the
	Six Months Ended
	October 31, 2025	Year Ended
	(Unaudited)	April 30, 2025
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	21,118	34,186
Distributions reinvested	–	16,903
Redeemed	(76,594)	(234,243)
Net decrease in shares outstanding	(55,476)	(183,154)
Class C
Sold	463	1,655
Distributions reinvested	–	3,195
Redeemed	(22,319)	(61,681)
Net decrease in shares outstanding	(21,856)	(56,831)
Institutional Class
Sold	50,972	152,517
Distributions reinvested	–	16,298
Redeemed	(107,786)	(228,295)
Net decrease in shares outstanding	(56,814)	(59,480)
Investor Class
Sold	6,577	18,609
Distributions reinvested	–	6,525
Redeemed	(21,532)	(88,699)
Net decrease in shares outstanding	(14,955)	(63,565)

See Notes to Financial Statements and Financial Highlights.

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Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the period or years presented

			CLASS A
	For the Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$20.33		$22.66	$21.00	$23.23	$36.29	$23.06
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.06)		(0.15)	(0.11)	(0.12)	(0.12)	(0.22)
Net realized and unrealized gain/(loss) on investments	9.98		1.16	3.22	(0.33)	(7.38)	16.30
Total from Investment Operations	9.92		1.01	3.11	(0.45)	(7.50)	16.08

LESS DISTRIBUTIONS:
From investment income	–		(0.73)	–	–	–	–
From capital gains	(2.23)		(2.61)	(1.45)	(1.78)	(5.56)	(2.85)
Total Distributions	(2.23)		(3.34)	(1.45)	(1.78)	(5.56)	(2.85)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	7.69		(2.33)	1.66	(2.23)	(13.06)	13.23
NET ASSET VALUE, END OF PERIOD	$28.02		$20.33	$22.66	$21.00	$23.23	$36.29

TOTAL RETURN(b)	51.01	%(c)	3.09%	15.07%	(2.39)%	(23.19)%	70.77%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$82,020		$56,476	$79,554	$82,009	$118,082	$168,322
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.46	)%(d)	(0.62)%	(0.53)%	(0.55)%	(0.39)%	(0.72)%
Operating expenses excluding reimbursement/waiver	0.83	%(d)	1.04%	1.10%	1.13%	1.03%	1.01%
Operating expenses including reimbursement/waiver	0.81	%(d)	1.02%	1.10%	1.13%	1.03%	1.01%
PORTFOLIO TURNOVER RATE	31	%(c)	45%	51%	62%	38%	66%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | October 31, 2025	11

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	CLASS C
	For the Six Months Ended
	October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$13.49		$16.06	$15.37	$17.56	$29.09	$18.97
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.09)		(0.21)	(0.18)	(0.19)	(0.26)	(0.35)
Net realized and unrealized gain/(loss) on investments	6.45		0.92	2.32	(0.22)	(5.71)	13.32
Total from Investment Operations	6.36		0.71	2.14	(0.41)	(5.97)	12.97

LESS DISTRIBUTIONS:
From investment income	–		(0.67)	–	–	–	–
From capital gains	(2.23)		(2.61)	(1.45)	(1.78)	(5.56)	(2.85)
Total Distributions	(2.23)		(3.28)	(1.45)	(1.78)	(5.56)	(2.85)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.13		(2.57)	0.69	(2.19)	(11.53)	10.12
NET ASSET VALUE, END OF PERIOD	$17.62		$13.49	$16.06	$15.37	$17.56	$29.09

TOTAL RETURN(b)	50.45	%(c)	2.45%	14.23%	(3.00)%	(23.71)%	69.60%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$947		$854	$1,127	$7,255	$11,668	$22,447
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.18	)%(d)	(1.27)%	(1.14)%	(1.19)%	(1.02)%	(1.37)%
Operating expenses excluding reimbursement/waiver	1.55	%(d)	1.69%	1.76%	1.78%	1.68%	1.66%
Operating expenses including reimbursement/waiver	1.52	%(d)	1.68%	1.76%	1.78%	1.68%	1.66%
PORTFOLIO TURNOVER RATE	31	%(c)	45%	51%	62%	38%	66%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements and Financial Highlights.

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Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	INSTITUTIONAL CLASS
	For the
	Six Months
	Ended
	October 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$22.41		$24.67	$22.68	$24.88	$38.32	$24.18
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.06)		(0.10)	(0.05)	(0.06)	(0.02)	(0.13)
Net realized and unrealized gain/(loss) on investments	11.07		1.23	3.49	(0.36)	(7.86)	17.12
Total from Investment Operations	11.01		1.13	3.44	(0.42)	(7.88)	16.99

LESS DISTRIBUTIONS:
From investment income	–		(0.78)	–	–	–	–
From capital gains	(2.23)		(2.61)	(1.45)	(1.78)	(5.56)	(2.85)
Total Distributions	(2.23)		(3.39)	(1.45)	(1.78)	(5.56)	(2.85)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	8.78		(2.26)	1.99	(2.20)	(13.44)	14.14
NET ASSET VALUE, END OF PERIOD	$31.19		$22.41	$24.67	$22.68	$24.88	$38.32

TOTAL RETURN	51.14	%(b)	3.29%	15.42%	(2.10)%	(22.94)%	71.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$979,089		$670,357	$773,394	$728,115	$732,429	$1,375,765
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.40	)%(c)	(0.37)%	(0.22)%	(0.24)%	0.06%	(0.41)%
Operating expenses excluding reimbursement/waiver	0.77	%(c)	0.80%	0.79%	0.82%	0.72%	0.70%
Operating expenses including reimbursement/waiver	0.75	%(c)	0.78%	0.79%	0.82%	0.72%	0.70%
PORTFOLIO TURNOVER RATE	31	%(b)	45%	51%	62%	38%	66%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | October 31, 2025	13

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	INVESTOR CLASS
	For the
	Six Months
	Ended
	October 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$20.08		$22.43	$20.81	$23.05	$36.07	$22.94
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.09)		(0.17)	(0.12)	(0.12)	(0.14)	(0.23)
Net realized and unrealized gain/(loss) on investments	9.85		1.15	3.19	(0.34)	(7.32)	16.21
Total from Investment Operations	9.76		0.98	3.07	(0.46)	(7.46)	15.98

LESS DISTRIBUTIONS:
From investment income	–		(0.72)	–	–	–	–
From capital gains	(2.23)		(2.61)	(1.45)	(1.78)	(5.56)	(2.85)
Total Distributions	(2.23)		(3.33)	(1.45)	(1.78)	(5.56)	(2.85)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	7.53		(2.35)	1.62	(2.24)	(13.02)	13.13
NET ASSET VALUE, END OF PERIOD	$27.61		$20.08	$22.43	$20.81	$23.05	$36.07

TOTAL RETURN	50.84	%(b)	2.96%	15.01%	(2.44)%	(23.22)%	70.71%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$93,157		$78,037	$77,806	$73,777	$77,823	$103,326
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.75	)%(c)	(0.73)%	(0.57)%	(0.59)%	(0.44)%	(0.75)%
Operating expenses excluding reimbursement/waiver	1.12	%(c)	1.15%	1.14%	1.17%	1.07%	1.05%
Operating expenses including reimbursement/waiver	1.10	%(c)	1.13%	1.14%	1.17%	1.07%	1.05%
PORTFOLIO TURNOVER RATE	31	%(b)	45%	51%	62%	38%	66%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements and Financial Highlights.

14	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	CLASS A
	For the
	Six Months
	Ended
	October 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$26.83		$22.25	$18.75	$31.99	$51.56	$22.89
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.07)		(0.04)	0.35	0.13	0.84	0.06
Net realized and unrealized gain/(loss) on investments	3.87		5.18	3.15	(13.37)	(14.81)	28.61
Total from Investment Operations	3.80		5.14	3.50	(13.24)	(13.97)	28.67

LESS DISTRIBUTIONS:
From investment income	–		(0.56)	–	–	(3.37)	–
From capital gains	–		–	–	–	(1.37)	–
Tax return of capital	–		–	–	–	(0.86)	–
Total Distributions	–		(0.56)	–	–	(5.60)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.80		4.58	3.50	(13.24)	(19.57)	28.67
NET ASSET VALUE, END OF PERIOD	$30.63		$26.83	$22.25	$18.75	$31.99	$51.56

TOTAL RETURN(b)	14.16	%(c)	23.53%	18.67%	(41.40)%	(30.58)%	125.21%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$19,283		$18,377	$19,312	$19,949	$43,448	$68,778
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.43	)%(d)	(0.15)%	1.65%	0.52%	1.70%	0.18%
Operating expenses excluding reimbursement/waiver	1.62	%(d)	1.79%	1.77%	1.82%	1.78%	1.53%
Operating expenses including reimbursement/waiver	1.62	%(d)	1.79%	1.77%	1.82%	1.48%	1.53%
PORTFOLIO TURNOVER RATE	46	%(c)	32%	56%	88%	94%	171%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | October 31, 2025	15

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	CLASS C
	For the
	Six Months
	Ended
	October 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$21.49		$18.01	$15.27	$26.23	$43.35	$19.38
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.12)		(0.16)	0.21	(0.05)	0.40	(0.11)
Net realized and unrealized gain/(loss) on investments	3.09		4.17	2.53	(10.91)	(12.11)	24.08
Total from Investment Operations	2.97		4.01	2.74	(10.96)	(11.71)	23.97

LESS DISTRIBUTIONS:
From investment income	–		(0.53)	–	–	(3.27)	–
From capital gains	–		–	–	–	(1.37)	–
Tax return of capital	–		–	–	–	(0.77)	–
Total Distributions	–		(0.53)	–	–	(5.41)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.97		3.48	2.74	(10.96)	(17.12)	23.97
NET ASSET VALUE, END OF PERIOD	$24.46		$21.49	$18.01	$15.27	$26.23	$43.35

TOTAL RETURN(b)	13.82	%(c)	22.75%	17.94%	(41.77)%	(31.05)%	123.68%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$1,486		$1,775	$2,511	$4,521	$12,600	$22,447
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(1.00	)%(d)	(0.76)%	1.25%	(0.27)%	0.98%	(0.40)%
Operating expenses excluding reimbursement/waiver	2.21	%(d)	2.44%	2.43%	2.46%	2.43%	2.18%
Operating expenses including reimbursement/waiver	2.21	%(d)	2.44%	2.43%	2.46%	2.13%	2.18%
PORTFOLIO TURNOVER RATE	46	%(c)	32%	56%	88%	94%	171%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements and Financial Highlights.

16	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	INSTITUTIONAL CLASS
	For the
	Six Months
	Ended
	October 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$28.28		$23.38	$19.62	$33.38	$53.48	$23.67
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.01		0.03 (b)	0.47	0.17	1.00	0.14
Net realized and unrealized gain/(loss) on investments	4.08		5.45	3.29	(13.93)	(15.39)	29.67
Total from Investment Operations	4.09		5.48	3.76	(13.76)	(14.39)	29.81

LESS DISTRIBUTIONS:
From investment income	–		(0.58)	–	–	(3.53)	–
From capital gains	–		–	–	–	(1.37)	–
Tax return of capital	–		–	–	–	(0.81)	–
Total Distributions	–		(0.58)	–	–	(5.71)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.09		4.90	3.76	(13.76)	(20.10)	29.81
NET ASSET VALUE, END OF PERIOD	$32.37		$28.28	$23.38	$19.62	$33.38	$53.48

TOTAL RETURN	14.46	%(c)	23.85%	19.16%	(41.21)%	(30.32)%	125.94%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$20,857		$19,828	$17,781	$30,063	$86,196	$134,767
RATIOS TO AVERAGE NET ASSETS:
Net Investment income	0.09	%(d)	0.10%	2.09%	0.68%	1.95%	0.39%
Operating expenses excluding reimbursement/waiver	1.10	%(d)	1.53%	1.43%	1.48%	1.44%	1.18%
Operating expenses including reimbursement/waiver	1.10	%(d)	1.53%	1.43%	1.48%	1.13%	1.18%
PORTFOLIO TURNOVER RATE	46	%(c)	32%	56%	88%	94%	171%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | October 31, 2025	17

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	INVESTOR CLASS
	For the
	Six Months
	Ended
	October 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$25.10		$20.87	$17.59	$30.03	$48.76	$21.66
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.09)		(0.06)	0.34	0.10	0.73	0.03
Net realized and unrealized gain/(loss) on investments	3.63		4.85	2.94	(12.54)	(13.85)	27.07
Total from Investment Operations	3.54		4.79	3.28	(12.44)	(13.12)	27.10

LESS DISTRIBUTIONS:
From investment income	–		(0.56)	–	–	(3.10)	–
From capital gains	–		–	–	–	(1.37)	–
Tax return of capital	–		–	–	–	(1.14)	–
Total Distributions	–		(0.56)	–	–	(5.61)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.54		4.23	3.28	(12.44)	(18.73)	27.10
NET ASSET VALUE, END OF PERIOD	$28.64		$25.10	$20.87	$17.59	$30.03	$48.76

TOTAL RETURN	14.10	%(b)	23.39%	18.65%	(41.43)%	(30.60)%	125.07%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$6,122		$5,741	$6,099	$8,129	$18,881	$31,147
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.60	)%(c)	(0.24)%	1.71%	0.47%	1.53%	0.11%
Operating expenses excluding reimbursement/waiver	1.79	%(c)	1.89%	1.80%	1.86%	1.81%	1.56%
Operating expenses including reimbursement/waiver	1.79	%(c)	1.89%	1.80%	1.86%	1.51%	1.56%
PORTFOLIO TURNOVER RATE	46	%(b)	32%	56%	88%	94%	171%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements and Financial Highlights.

18	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2025 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Emerald Growth Fund and Emerald Finance & Banking Innovation Fund (each a “Fund” and collectively, the “Funds”).

The Emerald Growth Fund seeks to achieve long-term growth through capital appreciation. The Emerald Finance & Banking Innovation Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services - Investment Companies". The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the valuation designee under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”).

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board.

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’ Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Semi-Annual Report | October 31, 2025	19

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2025 (Unaudited)

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of October 31, 2025:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$1,076,932,186	$–	$–	$1,076,932,186
Mutual Fund	65,642,940	–	–	65,642,940
Short-Term Investment	17,393,006	–	–	17,393,006
TOTAL	$1,159,968,132	$–	$–	$1,159,968,132

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Finance & Banking Innovation Fund
Common Stocks	$47,026,109	$–	$–	$47,026,109
Rights and Warrants	–	565	–	565
Short-Term Investment	796,463	–	–	796,463
TOTAL	$47,822,572	$565	$–	$47,823,137

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

20	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2025 (Unaudited)

For the six months ended October 31, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the six months ended October 31, 2025.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. Foreign dividend income may be subject to foreign withholding taxes (a portion of which may be reclaimable). Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b-1 fees) and shareholder servicing fees, are charged directly to that Fund or share class. All expenses of a Fund, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Expenses that are common to the Funds generally are allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Code, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that the Funds will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes.

Semi-Annual Report | October 31, 2025	21

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2025 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2025, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/(Depreciation) of Foreign Currency and Derivatives	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Emerald Growth Fund	$485,412,769	$(19,922,280)	$–	$465,490,489	$694,477,643
Emerald Finance & Banking Innovation Fund	13,170,443	(1,502,239)	–	11,668,204	36,154,933

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

The tax character of distributions paid for the year ending April 30, 2025 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Emerald Growth Fund	$28,023,772	$95,290,028	$–
Emerald Finance & Banking Innovation Fund	1,103,836	–	–

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end. Accordingly, tax basis balances have not been determined as of October 31, 2025.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the year ended October 31, 2025 was as follows:

Funds	Cost of Investments Purchased	Proceeds from Investments Sold
Emerald Growth Fund	$302,904,354	$359,211,791
Emerald Insights Fund	0	0
Emerald Finance & Banking Innovation Fund	22,241,927	27,066,913

During the six month period ended October 31, 2025, Emerald Growth Fund did not hold in-kind transactions.

22	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2025 (Unaudited)

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares) or make contributions to the Trust or its creditors solely by reason of the purchaser’s ownership of the shares. Shares have no pre-emptive rights.

	Emerald Growth Fund
	For the
	Six Months Ended	For the
	October 31, 2025	Year Ended
	(Unaudited)	April 30, 2025
Class A
Shares sold	177,217	198,008
Dividends reinvested	242,971	437,193
Shares redeemed	(271,711)	(1,368,179)
Net increase/(decrease) in shares outstanding	148,477	(732,978)
Class C
Shares sold	1,423	5,300
Dividends reinvested	7,813	12,965
Shares redeemed	(18,780)	(25,131)
Net decrease in shares outstanding	(9,544)	(6,866)
Institutional
Shares sold	4,606,803	5,997,751
Dividends reinvested	2,165,914	3,375,819
Shares redeemed	(5,285,291)	(10,820,447)
Net increase/(decrease) in shares outstanding	1,487,426	(1,446,877)
Investor
Shares sold	497,547	1,104,864
Dividends reinvested	85,434	119,193
Shares redeemed	(1,094,976)	(806,866)
Net increase/(decrease) in shares outstanding	(511,995)	417,191

Semi-Annual Report | October 31, 2025	23

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2025 (Unaudited)

	Emerald Finance & Banking Innovation Fund
	For the
	Six Months Ended	For the
	October 31, 2025	Year Ended
	(Unaudited)	April 30, 2025
Class A
Shares sold	21,118	34,187
Dividends reinvested	–	16,903
Shares redeemed	(76,594)	(234,243)
Net decrease in shares outstanding	(55,476)	(183,153)
Class C
Shares sold	463	1,655
Dividends reinvested	–	3,195
Shares redeemed	(22,319)	(61,681)
Net decrease in shares outstanding	(21,856)	(56,831)
Institutional
Shares sold	50,972	152,517
Dividends reinvested	–	16,298
Shares redeemed	(107,786)	(228,295)
Net decrease in shares outstanding	(56,814)	(59,480)
Investor
Shares sold	6,577	18,609
Dividends reinvested	–	6,525
Shares redeemed	(21,532)	(88,699)
Net decrease in shares outstanding	(14,955)	(63,565)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, the Funds pay the Adviser fees for the services and facilities it provides payable on a monthly basis at the annual rate set forth below of the Funds’ average daily net assets. The management fee is paid on a monthly basis.

Emerald Growth Fund Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Finance & Banking Innovation Fund Average Total Net Assets	Contractual Fee
Up to and including $100M	1.00%
Over $100M	0.90%

The Adviser has contractually agreed to limit each Fund’s total annual operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) set forth to the annual shares (as percentages of a Funds average daily net assets) in the following table for Class A, Class C, Institutional Class, and Investor Class shares.

With respect to the Emerald Finance & Banking Innovation Fund, this agreement (the “2026 Expense Agreement”) is in effect from September 1, 2025 through August 31, 2026. The prior expense agreement for the Emerald Finance & Banking Innovation Fund was in effect from September 1, 2024 through August 31, 2025.

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Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2025 (Unaudited)

With respect to the Emerald Growth Fund, this agreement (this agreement, together with the 2026 Expense Agreement, the “Expense Agreements”) is in effect from October 30, 2024 through August 31, 2026. Prior expense agreements for the Emerald Growth Fund were in effect from September 1, 2025 through October 29, 2025 and from September 1, 2024 through August 31, 2025.

The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreements to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Expense Agreements; provided, however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fees and expenses were deferred. The Adviser may not discontinue these waivers, prior to the expiration of their terms, without the approval by the Funds’ Board, for all Funds. Fees waived/reimbursed by the Adviser for the six months ended October 31, 2025 are disclosed in the Statements of Operations.

In addition, the Adviser has contractually agreed to waive and/or reimburse the Fund’s Class A, Class C, Institutional Class and Investor Class shares of the Emerald Growth Fund for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by the Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. This waiver is effective as of October 30, 2024, and shall continue until modified or discontinued by the Board of Trustees of the Trust. See Statement of Operations for amount of fees waived by Adviser.

Emerald Growth Fund
Class A	Class C	Institutional Class	Investor Class
1.29%	1.94%	0.99%	1.34%

Emerald Finance & Banking Innovation Fund
Class A	Class C	Institutional Class	Investor Class
1.84%	2.49%	1.54%	1.89%

For the six months ended October 31, 2025, the fee waivers/reimbursements and recoupments of past waived fees were as follows:

	Fees Waived/ Reimbursed By	Recoupment of Past Waived
Fund	Adviser	Fees By Adviser
Emerald Finance & Banking Innovation Fund
Class A	$–	$–
Class C	–	74
Institutional Class	35	–
Investor Class	–	–

As of April 30, 2025, the balances of recoupable expenses for the Emerald Finance & Banking Fund were as follows:

Fund	Expires 2028	Expires 2029	Total
Emerald Finance & Banking Fund
Class A	$45	$974	$1,019
Class C	86	90	176
Institutional Class	32	943	975
Investor Class	13	273	286

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months ended October 31, 2025 are disclosed in the Statements of Operations.

The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses.

Semi-Annual Report | October 31, 2025	25

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2025 (Unaudited)

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2025 are disclosed in the Statements of Operations.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Compliance service fees paid by the Funds for the six months ended October 31, 2025 are disclosed in the Statements of Operations.

Principal Financial Officer: ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Funds for the six months ended October 31, 2025 are disclosed in the Statements of Operations.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Each Fund has adopted a separate Distribution and Services Plan (each a “Plan” and collectively, the “Plans”) pursuant to Rule 12b-1 of the 1940 Act. The Plans allow each Fund, as applicable, to use each Fund’s assets to pay fees in connection with the distribution and marketing of the Funds’ shares and/or the provision of shareholder services to the Funds’ shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of each Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plans permit each Fund to make total payments at an annual rate of up to 0.35%, 0.75% and 0.25% of the average daily net asset value of Class A, Class C and Investor Class, respectively. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of an investment in the Funds, and Plan fees may cost an investor more than other types of sales charges.

Each Fund, has adopted a Shareholder Services Plan (a “Shareholder Services Plan”) with respect to its Class C, Institutional Class and Investor Class shares. Under the Shareholder Services Plan, a Fund is authorized to compensate certain financial intermediaries, including broker-dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (the “Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25%, 0.05% and 0.15% of the average daily net asset value of Class C, Institutional Class and Investor Class, respectively, of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Fees recaptured pursuant to the Shareholder Services Plan for the six months ended October 31, 2025, are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

Trustees

The fees and expenses of the Trustees of the Board are presented in the Statements of Operations for the six months ended October 31, 2025.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Emerald Growth Fund during the year ended October 31, 2025. The Emerald Finance & Banking Innovation Fund had no transactions with affiliates during the year ended October 31, 2025.

26	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2025 (Unaudited)

SECURITY NAME	FAIR VALUE AS OF APRIL 30, 2025	PURCHASES	SALES	CHANGE IN UNREALIZED GAIN/(LOSS)	REALIZED GAIN/(LOSS)	FAIR VALUE AS OF OCTOBER 31, 2025	SHARE BALANCE AS OF OCTOBER 31, 2025	DIVIDENDS
F/m Emerald Life Sciences Innovation ETF	$45,971,746	$–	$–	$19,671,194	$–	$65,642,940	1,997,035	$–
Total	$45,971,746	$–	$–	$19,671,194	$–	$65,642,940	1,997,035	$–

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined there were no subsequent events to report through the issuance of these Financial Statements.

Semi-Annual Report | October 31, 2025	27

Emerald Funds	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

October 31, 2025 (Unaudited)

Not applicable for this reporting period.

28	www.emeraldmutualfunds.com

Emerald Funds	Proxy Disclosures for Open-End Management Investment Companies

October 31, 2025 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | October 31, 2025	29

Emerald Funds	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

October 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended October 31, 2025:

	Aggregate Regular	Aggregate Special	Total Compensation
	Compensation	Compensation from	from the Trust
	From the Trust	the Trust
Total	$371,000	$-	$371,000

30	www.emeraldmutualfunds.com

Emerald Funds	Statement Regarding Basis for Approval of Investment Advisory Contract

October 31, 2025 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | October 31, 2025	31

EMERALD
MUTUAL FUNDS
DRIVEN BY RESEARCH
SINCE 1992

EMERALD MUTUAL FUNDS
P.O. Box 219623
Kansas City, MO 64121
(855) 828-9909
www.emeraldmutualfunds.com

INVESTMENT ADVISER:
Emerald Mutual Fund Advisers Trust
P.O. Box 10666
Lancaster, PA 17605

Must be accompanied by or proceeded by a Prospectus.

The Emerald Mutual Funds are distributed by ALPS Distributors, Inc.

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

October 31, 2025

Seafarer Overseas Growth and Income Fund

Institutional Class SIGIX
Investor Class SFGIX
Retail Class SFGRX

Seafarer Overseas Value Fund

Institutional Class SIVLX
Investor Class SFVLX
Retail Class SFVRX

TABLE OF CONTENTS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	1
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	13
Financial Highlights	18
Notes to Financial Statements and Financial Highlights	30
Tax Designations	42
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	43
Proxy Disclosures for Open-End Management Investment Companies	44
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	45
Statement Regarding Basis for Approval of Investment Advisory Contract	46

Seafarer Overseas Growth and Income Fund	Schedule of Investments
October 31, 2025 (Unaudited)

	Currency	Shares	Value (Note 2)
COMMON STOCKS (98.6%)
Belgium (1.9%)
Anheuser-Busch InBev SA, ADR	USD	980,000	$59,682,000

Total Belgium			59,682,000

Brazil (8.7%)
Ambev SA, ADR	USD	27,000,000	62,370,000
Itau Unibanco Holding SA, ADR	USD	10,125,000	74,520,000
Odontoprev SA	BRL	6,500,000	15,452,746
Raia Drogasil SA	BRL	15,369,500	57,193,355
XP, Inc., ADR	USD	3,599,000	65,573,780

Total Brazil			275,109,881

China / Hong Kong (16.6%)
Alibaba Group Holding, Ltd.	HKD	4,140,000	88,094,021
China Foods, Ltd.	HKD	98,314,000	52,479,955
DFI Retail Group Holdings, Ltd.	USD	14,749,000	51,747,353
Haitian International Holdings, Ltd.	HKD	14,000,000	38,255,519
Hongkong Land Holdings, Ltd.	USD	11,300,000	69,046,650
Jardine Matheson Holdings, Ltd.	USD	1,250,155	73,402,326
Pacific Basin Shipping, Ltd.	HKD	182,000,000	60,278,022
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	CNY	2,100,000	63,489,604
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	21,000,000	28,187,753

Total China / Hong Kong			524,981,203

Czech Republic (2.3%)
Moneta Money Bank AS	CZK	8,463,000	71,635,112

Total Czech Republic			71,635,112

France (1.9%)
Hermes International SCA	EUR	24,770	61,292,121

Total France			61,292,121

Hungary (2.8%)
Richter Gedeon Nyrt	HUF	2,850,000	87,791,580

Total Hungary			87,791,580

Semi-annual Report – October 31, 2025	1

Seafarer Overseas Growth and Income Fund	Schedule of Investments
October 31, 2025 (Unaudited)

	Currency	Shares	Value (Note 2)
India (9.0%)
Computer Age Management Services, Ltd.	INR	947,397	$42,017,223
HDFC Bank, Ltd., ADR	USD	432,000	15,647,040
HDFC Bank, Ltd.	INR	1,637,700	18,209,339
L&T Technology Services, Ltd.	INR	1,578,172	73,064,356
Petronet LNG, Ltd.	INR	12,450,000	39,422,388
Tata Motors Limited(a)	INR	3,000,000	8,961,685
Tata Motors Passenger Vehicles Limited	INR	3,000,000	13,846,597
UPL, Ltd.	INR	9,350,000	75,830,712

Total India			286,999,340

Indonesia (2.1%)
Bank Central Asia Tbk PT	IDR	133,000,000	68,094,939

Total Indonesia			68,094,939

Mexico (5.1%)
Becle SAB de CV	MXN	33,980,000	41,737,686
Grupo Financiero Banorte SAB de CV, Class O	MXN	5,800,000	54,448,852
Wal-Mart de Mexico SAB de CV	MXN	20,172,000	66,774,928

Total Mexico			162,961,466

Peru (2.1%)
Credicorp, Ltd.	USD	259,000	67,599,000

Total Peru			67,599,000

Poland (0.1%)
CD Projekt SA	PLN	29,069	1,997,260

Total Poland			1,997,260

Qatar (1.8%)
Qatar Gas Transport Co., Ltd.	QAR	47,313,950	57,540,832

Total Qatar			57,540,832

Singapore (7.2%)
DBS Group Holdings, Ltd.	SGD	1,850,000	76,594,693
Singapore Exchange, Ltd.	SGD	6,299,700	81,742,092
Venture Corp., Ltd.	SGD	6,000,000	68,662,763

Total Singapore			226,999,548

2	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Schedule of Investments
October 31, 2025 (Unaudited)

	Currency	Shares	Value (Note 2)
South Africa (2.1%)
Sanlam, Ltd.	ZAR	12,500,000	$65,587,599

Total South Africa			65,587,599

South Korea (18.9%)
Hyundai Mobis Co., Ltd.	KRW	865,000	191,283,898
Innocean Worldwide, Inc.	KRW	40,157	483,023
NAVER Corp.	KRW	27,850	5,219,540
Samsung Biologics Co., Ltd.(a)	KRW	119,700	102,336,744
Samsung C&T Corp.	KRW	170,000	26,902,710
Samsung Electronics Co., Ltd.	KRW	2,500,000	188,190,549
Samsung SDI Co., Ltd.	KRW	371,838	83,783,099

Total South Korea			598,199,563

Taiwan (8.2%)
Accton Technology Corp.	TWD	3,006,000	104,538,789
Advantech Co., Ltd.	TWD	5,200,000	52,818,369
Delta Electronics, Inc.	TWD	1,330,000	42,777,950
Novatek Microelectronics Corp.	TWD	4,743,000	60,431,253

Total Taiwan			260,566,361

Thailand (2.1%)
Bangkok Dusit Medical Services PCL, Class F	THB	50,000,000	29,177,453
Siam Cement PCL	THB	5,990,000	37,792,066

Total Thailand			66,969,519

United Arab Emirates (2.2%)
Adnoc Gas PLC	AED	30,000,000	28,504,219
National Central Cooling Co. PJSC	AED	49,697,777	40,862,872

Total United Arab Emirates			69,367,091

United Kingdom (1.1%)
Mondi PLC	GBP	3,176,502	35,506,404

Total United Kingdom			35,506,404

Vietnam (2.4%)
PetroVietnam Gas JSC	VND	14,420,000	33,805,003

Semi-annual Report – October 31, 2025	3

Seafarer Overseas Growth and Income Fund	Schedule of Investments
October 31, 2025 (Unaudited)

	Currency	Shares	Value (Note 2)
Vietnam (continued)
Vietnam Dairy Products JSC	VND	19,125,000	$41,868,054

Total Vietnam			75,673,057

TOTAL COMMON STOCKS
(Cost $2,596,756,022)			3,124,553,876

TOTAL INVESTMENTS
(Cost $2,596,756,022) (98.6%)			$3,124,553,876

Cash and Other Assets, Less Liabilities (1.4%)			44,317,195
NET ASSETS (100.0%)			$3,168,871,071

(a)	Non-income producing security.

ADR-American Depositary Receipt

Currency Abbreviations

AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
EUR	-	European Union Euro
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
IDR	-	Indonesia Rupiah
INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
PLN	-	Poland Zloty
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

4	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Schedule of Investments

October 31, 2025 (Unaudited)

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Industry Composition (Unaudited)
Advertising & Marketing	0.0%
Apparel & Textile Products	1.9%
Asset Management	4.1%
Automotive	9.1%
Banking	14.1%
Beverages	6.8%
Biotech & Pharma	6.0%
Chemicals	2.4%
Construction Materials	1.2%
Containers & Packaging	1.1%
E-Commerce Discretionary	2.8%
Electric Utilities	1.3%
Engineering & Construction	3.2%
Entertainment Content	0.1%
Food	1.3%
Health Care Facilities & Svcs	0.9%
Institutional Financial Svcs	2.6%
Insurance	0.5%
Internet Media & Services	0.2%
Machinery	1.2%
Medical Equipment & Devices	2.0%
Oil & Gas Producers	3.2%
Real Estate Owners & Developers	2.2%
Retail - Consumer Staples	5.6%
Retail - Discretionary	2.3%
Semiconductors	1.9%
Specialty Finance	1.3%
Technology Hardware	14.4%
Transportation & Logistics	3.7%
Transportation Equipment	0.3%
Wholesale - Discretionary	0.9%
Cash and Other Assets, Less Liabilities	1.4%
Total Net Assets	100.0%

See Notes to Financial Statements and Financial Highlights.

Semi-annual Report – October 31, 2025	5

Seafarer Overseas Value Fund	Schedule of Investments
October 31, 2025 (Unaudited)

	Currency	Shares	Value (Note 2)
COMMON STOCKS (96.3%)
Belgium (2.5%)
Anheuser-Busch InBev SA, ADR	USD	54,000	$3,288,600

Total Belgium			3,288,600

Brazil (8.8%)
Ambev SA, ADR	USD	1,069,000	2,469,390
Itau Unibanco Holding SA, ADR	USD	466,400	3,432,704
Odontoprev SA	BRL	1,000,000	2,377,345
XP, Inc., ADR	USD	172,000	3,133,840

Total Brazil			11,413,279

China / Hong Kong (28.5%)
China Foods, Ltd.	HKD	8,003,000	4,271,997
China Yangtze Power Co., Ltd., Class A	CNY	661,990	2,615,328
DFI Retail Group Holdings, Ltd.	USD	1,139,000	3,996,219
First Pacific Co., Ltd.	HKD	5,090,000	4,109,718
Hongkong Land Holdings, Ltd.	USD	745,000	4,552,191
Jardine Matheson Holdings, Ltd.	USD	67,475	3,961,766
Melco International Development, Ltd.	HKD	7,801,500	4,686,841
Pacific Basin Shipping, Ltd.	HKD	9,211,000	3,050,664
Pico Far East Holdings, Ltd.	HKD	5,538,000	1,869,028
Shangri-La Asia, Ltd.	HKD	6,092,000	3,802,331

Total China / Hong Kong			36,916,083

Czech Republic (3.6%)
Moneta Money Bank AS	CZK	546,000	4,621,620

Total Czech Republic			4,621,620

Georgia (9.1%)
Georgia Capital PLC	GBP	203,174	6,914,091
Lion Finance Group PLC	GBP	46,000	4,842,590

Total Georgia			11,756,681

India (5.5%)
HDFC Bank, Ltd.	INR	85,000	945,102
Petronet LNG, Ltd.	INR	850,000	2,691,488
Tata Motors Limited	INR	99,000	295,736
Tata Motors Passenger Vehicles Limited	INR	99,000	456,938

6	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Schedule of Investments
October 31, 2025 (Unaudited)

	Currency	Shares	Value (Note 2)
India (continued)
UPL, Ltd.	INR	331,875	$2,691,585

Total India			7,080,849

Mexico (3.6%)
Coca-Cola Femsa SAB de CV, ADR	USD	29,000	2,492,550
Grupo Financiero Banorte SAB de CV, Class O	MXN	232,000	2,177,954

Total Mexico			4,670,504

Peru (2.8%)
Credicorp, Ltd.	USD	14,000	3,654,000

Total Peru			3,654,000

Qatar (2.0%)
Qatar Gas Transport Co., Ltd.	QAR	2,160,000	2,626,883

Total Qatar			2,626,883

Singapore (4.7%)
Genting Singapore, Ltd.	SGD	4,920,000	2,757,903
Wilmar International, Ltd.	SGD	1,399,000	3,361,946

Total Singapore			6,119,849

South Korea (7.7%)
Innocean Worldwide, Inc.	KRW	170,000	2,044,821
Samsung C&T Corp.	KRW	24,000	3,798,030
Samsung SDI Co., Ltd.	KRW	18,240	4,109,864

Total South Korea			9,952,715

Thailand (1.3%)
Siam Cement PCL	THB	271,000	1,709,791

Total Thailand			1,709,791

United Arab Emirates (9.5%)
Adnoc Gas PLC	AED	2,800,000	2,660,394
Emaar Properties PJSC	AED	974,000	3,769,033
Fertiglobe PLC	AED	3,310,000	2,252,717

Semi-annual Report – October 31, 2025	7

Seafarer Overseas Value Fund	Schedule of Investments
October 31, 2025 (Unaudited)

	Currency	Shares	Value (Note 2)
United Arab Emirates (continued)
National Central Cooling Co. PJSC	AED	4,421,137	$3,635,180

Total United Arab Emirates			12,317,324

United Kingdom (2.1%)
Mondi PLC	GBP	239,109	2,672,720

Total United Kingdom			2,672,720

Uruguay (2.2%)
Arcos Dorados Holdings, Inc.	USD	400,000	2,868,000

Total Uruguay			2,868,000

Vietnam (2.4%)
PetroVietnam Technical Services Corp.	VND	2,455,080	3,060,104

Total Vietnam			3,060,104

TOTAL COMMON STOCKS
(Cost $98,083,498)			124,729,002

PREFERRED STOCKS (0.1%)
South Korea (0.1%)
Samsung C&T Corp.	KRW	1,800	179,636

Total South Korea			179,636

TOTAL PREFERRED STOCKS
(Cost $184,192)			179,636

TOTAL INVESTMENTS
(Cost $98,267,690) (96.4%)			$124,908,638

Cash and Other Assets, Less Liabilities (3.6%)			4,695,204
NET ASSETS (100.0%)			$129,603,842

ADR-American Depositary Receipt

Currency Abbreviations

AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar

8	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Schedule of Investments
October 31, 2025 (Unaudited)

INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Industry Composition (Unaudited)
Advertising & Marketing	1.6%
Asset Management	7.8%
Automotive	3.5%
Banking	15.2%
Beverages	9.7%
Chemicals	3.8%
Commercial Support Services	1.4%
Construction Materials	1.3%
Containers & Packaging	2.1%
Electric Utilities	4.8%
Engineering & Construction	3.1%
Food	5.8%
Insurance	1.8%
Leisure Facilities & Services	10.9%
Oil & Gas Producers	4.1%
Oil & Gas Services & Equipment	2.3%
Real Estate Owners & Developers	6.4%
Retail - Consumer Staples	3.1%
Retail - Discretionary	3.1%
Transportation & Logistics	4.4%
Transportation Equipment	0.2%
Cash and Other Assets, Less Liabilities	3.6%
Total Net Assets	100.0%

See Notes to Financial Statements and Financial Highlights.

Semi-annual Report – October 31, 2025	9

Seafarer Funds	Statements of Assets and Liabilities
October 31, 2025 (Unaudited)

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
ASSETS:
Investments, at value	$3,124,553,876	$124,908,638
Cash	38,895,126	4,747,569
Foreign currency, at value (Cost $2,660,619 and $7,348, respectively)	2,657,472	7,356
Receivable for investments sold	14,309,121	–
Receivable for shares sold	1,228,011	25,309
Interest and dividends receivable	4,104,535	137,873
Prepaid expenses and other assets	41,329	28,399
Total Assets	3,185,789,470	129,855,144
LIABILITIES:
Payable for investments purchased	3,600,418	–
Foreign capital gains tax	5,006,184	62,883
Administrative fees payable	107,908	9,762
Shareholder service plan fees payable	205,177	8,420
Payable for shares redeemed	5,526,863	27,604
Investment advisory fees payable	1,918,048	80,363
Payable for chief compliance officer fees	4,970	4,988
Trustee fees and expenses payable	90,771	2,888
Payable for principal financial officer fees	1,264	1,264
Audit and tax fees payable	14,590	10,226
Accrued expenses and other liabilities	442,206	42,904
Total Liabilities	16,918,399	251,302
NET ASSETS	$3,168,871,071	$129,603,842
NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$2,647,916,946	$98,226,251
Total distributable earnings	520,954,125	31,377,591
NET ASSETS	$3,168,871,071	$129,603,842
INVESTMENTS, AT COST	$2,596,756,022	$98,267,690
PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$14.71	$17.13
Net Assets	$3,015,013,618	$127,731,115
Shares of beneficial interest outstanding	205,024,725	7,458,281
Investor Class:
Net Asset Value, offering and redemption price per share	$14.60	$17.05
Net Assets	$142,478,529	$633,812
Shares of beneficial interest outstanding	9,758,715	37,178
Retail Class:
Net Asset Value, offering and redemption price per share	$14.57	$17.01
Net Assets	$11,378,924	$1,238,915
Shares of beneficial interest outstanding	780,728	72,819

See Notes to Financial Statements and Financial Highlights.

10	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Statements of Operations
Six Months Ended October 31, 2025 (Unaudited)

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
INVESTMENT INCOME:
Dividends	$63,427,534	$2,435,410
Foreign taxes withheld	(4,129,590)	(56,812)
Interest and other income	1,053,459	174,991
Total investment income	60,351,403	2,553,589
EXPENSES:
Investment advisory fees (Note 7)	11,476,484	431,746
Administrative and transfer agency fees	366,046	47,632
Trustee fees and expenses	128,497	4,266
Registration/filing fees	40,950	24,824
Shareholder service plan fees
Institutional Class	757,515	29,525
Investor Class	99,927	–
Retail Class	7,285	567
Recoupment of previously waived fees (Note 7)
Institutional Class	–	9,330
Investor Class	–	544
Retail Class	–	75
Legal fees	38,983	1,201
Audit and tax fees	26,146	18,501
Reports to shareholders and printing fees	96,883	11,528
Distribution and service fees
Retail Class	9,756	756
Custody fees	765,363	44,727
Chief compliance officer fees	15,631	15,613
Principal financial officer fees	4,453	4,454
Insurance expense	–	230
Miscellaneous	16,500	2,387
Total expenses	13,850,419	647,906
Less fees waived/reimbursed by investment adviser (Note 7)
Institutional Class	–	(18,352)
Investor Class	–	(93)
Retail Class	–	(45)
Total net expenses	13,850,419	629,416
NET INVESTMENT INCOME:	46,500,984	1,924,173
Net realized gain/(loss) on investments	43,298,545	(618)
Net realized gain on foreign capital gains tax	–	–
Net realized loss on foreign currency transactions	(745,236)	(6,782)
Net realized gain/(loss)	42,553,309	(7,400)

Net change in unrealized appreciation on investments	445,810,798	19,560,211
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currency transactions	(2,320)	3,676
Net change in unrealized foreign capital gains tax	500,526	8,003

Semi-annual Report – October 31, 2025	11

Seafarer Funds	Statements of Operations
Six Months Ended October 31, 2025 (Unaudited)

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
Net change in unrealized appreciation	446,309,004	19,571,890
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS	488,862,313	19,564,490
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$535,363,297	$21,488,663

See Notes to Financial Statements and Financial Highlights.

12	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025(a)
OPERATIONS:
Net investment income	$46,500,984	$75,571,174
Net realized gain	42,553,309	25,139,519
Net change in unrealized appreciation	446,309,004	74,705,286
Net increase in net assets resulting from operations	535,363,297	175,415,979
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total amount of distribution
Institutional Class	(32,703,101)	(98,627,698)
Investor Class	(1,427,904)	(5,545,365)
Retail Class	(97,918)	(5,134)
Net decrease in net assets from distributions	(34,228,923)	(104,178,197)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Institutional Class	294,571,953	923,059,815
Investor Class	10,534,659	23,114,742
Retail Class	5,984,513	7,988,983
Dividends reinvested
Institutional Class	23,961,628	70,513,880
Investor Class	1,421,030	5,520,034
Retail Class	97,908	5,134
Shares redeemed
Institutional Class	(592,256,767)	(1,395,207,556)
Investor Class	(16,197,105)	(129,371,842)
Retail Class	(4,336,051)	(75,109)
Net decrease in net assets derived from beneficial interest transactions	(276,218,232)	(494,451,919)
Net increase/(decrease) in net assets	224,916,142	(423,214,137)
NET ASSETS:
Beginning of period	2,943,954,929	3,367,169,066
End of period	$3,168,871,071	$2,943,954,929

(a)	The Seafarer Overseas Growth and Income Fund began offering Retail Class shares on August 30, 2024.

See Notes to Financial Statements and Financial Highlights.

Semi-annual Report – October 31, 2025	13

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025(a)
Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	21,604,886	75,720,624
Distributions reinvested	1,800,273	5,825,240
Redeemed	(42,519,394)	(114,564,428)
Net decrease in shares outstanding	(19,114,235)	(33,018,564)
Investor Class
Sold	774,305	1,920,580
Distributions reinvested	107,491	459,185
Redeemed	(1,199,407)	(10,833,335)
Net decrease in shares outstanding	(317,611)	(8,453,570)
Retail Class
Sold	436,908	657,387
Distributions reinvested	7,412	427
Redeemed	(315,006)	(6,400)
Net increase in shares outstanding	129,314	651,414

(a)	The Seafarer Overseas Growth and Income Fund began offering Retail Class shares on August 30, 2024.

See Notes to Financial Statements and Financial Highlights.

14	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025(a)
OPERATIONS:
Net investment income	$1,924,173	$3,384,848
Net realized gain/(loss)	(7,400)	3,103,514
Net change in unrealized appreciation/(depreciation)	19,571,890	(2,361,603)
Net increase in net assets resulting from operations	21,488,663	4,126,759
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total amount of distribution
Institutional Class	–	(3,666,783)
Investor Class	–	(26,464)
Retail Class	–	(6,042)
Net decrease in net assets from distributions	–	(3,699,289)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Institutional Class	16,755,350	20,954,063
Investor Class	31,228	20,844
Retail Class	996,121	212,037
Dividends reinvested
Institutional Class	–	3,657,551
Investor Class	–	23,287
Retail Class	–	6,042
Shares redeemed
Institutional Class	(8,386,719)	(23,467,346)
Investor Class	(3,796)	(215,316)
Retail Class	(96,330)	(1,027)
Net increase in net assets derived from beneficial interest transactions	9,295,854	1,190,135
Net increase in net assets	30,784,517	1,617,605
NET ASSETS:
Beginning of period	98,819,325	97,201,720
End of period	$129,603,842	$98,819,325

(a)	The Seafarer Overseas Value Fund began offering Retail Class shares on August 30, 2024.

See Notes to Financial Statements and Financial Highlights.

Semi-annual Report – October 31, 2025	15

Seafarer Overseas Value Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025(a)
Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	1,055,336	1,532,237
Distributions reinvested	–	275,418
Redeemed	(520,173)	(1,721,192)
Net increase in shares outstanding	535,163	86,464
Investor Class
Sold	1,967	1,517
Distributions reinvested	–	1,760
Redeemed	(249)	(16,614)
Net increase/(decrease) in shares outstanding	1,718	(13,337)
Retail Class
Sold	63,032	15,391
Distributions reinvested	–	457
Redeemed	(5,985)	(75)
Net increase in shares outstanding	57,047	15,772

(a)	The Seafarer Overseas Value Fund began offering Retail Class shares on August 30, 2024.

See Notes to Financial Statements and Financial Highlights.

16	(855) 732-9220 seafarerfunds.com

Page Intentionally Left Blank

Seafarer Overseas Growth and Income Fund

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(b)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(d)

(a)	Calculated using the average shares method.
(b)	Total returns are for the periods indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

18	(855) 732-9220 seafarerfunds.com

Financial Highlights
For a share outstanding through the periods presented

Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
$12.54		$12.22	$11.77	$12.13	$15.39	$10.36

0.20		0.29	0.32	0.26	0.35	0.20
2.12		0.42	0.40	(0.28)	(2.44)	5.16
2.32		0.71	0.72	(0.02)	(2.09)	5.36

(0.15)		(0.39)	(0.27)	(0.21)	(0.29)	(0.18)
–		–	–	(0.13)	(0.88)	(0.15)
(0.15)		(0.39)	(0.27)	(0.34)	(1.17)	(0.33)
2.17		0.32	0.45	(0.36)	(3.26)	5.03
$14.71		$12.54	$12.22	$11.77	$12.13	$15.39
18.60%		5.94%	6.14%	(0.03%)	(14.41%)	52.28%

$3,015,014		$2,810,363	$3,142,235	$2,045,090	$1,679,354	$1,827,624

0.87	%(c)	0.87%	0.85%	0.90%	0.91%	0.92%
0.87	%(c)	0.87%	0.85%	0.90%	0.91%	0.92%
2.94	%(c)	2.35%	2.60%	2.22%	2.46%	1.47%
6%		16%	5%	22%	16%	47%

Semi-annual Report – October 31, 2025	19

Seafarer Overseas Growth and Income Fund

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(b)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(d)

(a)	Calculated using the average shares method.
(b)	Total returns are for the periods indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

20	(855) 732-9220 seafarerfunds.com

Financial Highlights
For a share outstanding through the periods presented

Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
$12.45		$12.14	$11.70	$12.06	$15.31	$10.31

0.19		0.28	0.31	0.24	0.33	0.18
2.10		0.41	0.39	(0.27)	(2.42)	5.14
2.29		0.69	0.70	(0.03)	(2.09)	5.32

(0.14)		(0.38)	(0.26)	(0.20)	(0.28)	(0.17)
–		–	–	(0.13)	(0.88)	(0.15)
(0.14)		(0.38)	(0.26)	(0.33)	(1.16)	(0.32)
2.15		0.31	0.44	(0.36)	(3.25)	5.00
$14.60		$12.45	$12.14	$11.70	$12.06	$15.31
18.55%		5.81%	6.01%	(0.13%)	(14.48%)	52.15%

$142,479		$125,487	$224,934	$178,566	$197,523	$228,690

0.96	%(c)	0.97%	0.96%	1.00%	1.00%	1.02%
0.96	%(c)	0.97%	0.96%	1.00%	1.00%	1.02%
2.81	%(c)	2.29%	2.53%	2.05%	2.33%	1.35%
6%		16%	5%	22%	16%	47%

Semi-annual Report – October 31, 2025	21

Seafarer Overseas Growth and Income Fund

Retail Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(e)

(a)	The Seafarer Overseas Growth and Income Fund began offering Retail Class shares on August 30, 2024.
(b)	Calculated using the average shares method.
(c)	Total returns are for the periods indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

22	(855) 732-9220 seafarerfunds.com

Financial Highlights
For a share outstanding through the periods presented

Six Months Ended October 31, 2025 (Unaudited)		For the Period August 30, 2024 (Inception) to April 30, 2025(a)
$12.44		$12.70

0.17		0.24
2.10		(0.31)
2.27		(0.07)

(0.14)		(0.19)
(0.14)		(0.19)
2.13		(0.26)
$14.57		$12.44
18.37%		(0.48%)

$11,379		$8,104

1.17	%(d)	1.17	%(d)
1.17	%(d)	1.17	%(d)
2.43	%(d)	3.04	%(d)
6%		16%

Semi-annual Report – October 31, 2025	23

Seafarer Overseas Value Fund

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(e)

(a)	Adjustments in accordance with U.S. GAAP were applied during the financial statement preparation. As a result of the adjustments, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value and total return for financial reporting purposes.
(b)	Calculated using the average shares method.
(c)	Total returns are for the periods indicated and have not been annualized. In some periods, total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.
(f)	Less than 0.5%.

See Notes to Financial Statements and Financial Highlights.

24	(855) 732-9220 seafarerfunds.com

Financial Highlights
For a share outstanding through the periods presented

Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021
$14.17		$14.12	$13.43	(a)	$12.86	(a)	$13.18		$9.48

0.26		0.49	0.48		0.40		0.46		0.25
2.70		0.11	0.62		0.39		(0.32)		3.62
2.96		0.60	1.10		0.79		0.14		3.87

–		(0.51)	(0.41)		(0.22)		(0.42)		(0.17)
–		(0.04)	–		–		(0.04)		–
–		(0.55)	(0.41)		(0.22)		(0.46)		(0.17)
2.96		0.05	0.69		0.57		(0.32)		3.70
$17.13		$14.17	$14.12		$13.43	(a)	$12.86	(a)	$13.18
20.89%		4.50%	8.30	%(a)	6.22	%(a)	1.08	%(a)	40.98%

$127,731		$98,097	$96,515		$80,150		$41,405		$34,714

1.07	%(d)	1.14%	1.06%		1.18%		1.37%		1.51%
1.05	%(d)	1.05%	1.05%		1.05%		1.05%		1.05%
3.22	%(d)	3.60%	3.51%		3.11%		3.43%		2.19%
0	%(f)	11%	3%		1%		14%		24%

Semi-annual Report – October 31, 2025	25

Seafarer Overseas Value Fund

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(f)

(a)	Adjustments in accordance with U.S. GAAP were applied during the financial statement preparation. As a result of the adjustments, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value and total return for financial reporting purposes.
(b)	Calculated using the average shares method.
(c)	Total returns are for the periods indicated and have not been annualized. In some periods, total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Ratio of operating expenses excluding reimbursement/waiver was updated from the April 30, 2024 Annual Report to be accurately represented.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	Less than 0.5%.

See Notes to Financial Statements and Financial Highlights.

26	(855) 732-9220 seafarerfunds.com

Financial Highlights
For a share outstanding through the periods presented

Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
$14.11		$14.07	$13.39	(a)	$12.83 (a)	$13.16		$9.46

0.25		0.46	0.47		0.38	0.42		0.22
2.69		0.12	0.61		0.39	(0.29)		3.64
2.94		0.58	1.08		0.77	0.13		3.86

–		(0.50)	(0.40)		(0.21)	(0.42)		(0.16)
–		(0.04)	–		–	(0.04)		–
–		(0.54)	(0.40)		(0.21)	(0.46)		(0.16)
2.94		0.04	0.68		0.56	(0.33)		3.70
$17.05		$14.11	$14.07		$13.39 (a)	$12.83	(a)	$13.16
20.84%		4.37%	8.18	%(a)	6.11%	0.94	%(a)	40.96%

$634		$500	$687		$600	$405		$431

1.15	%(d)	1.19%	1.28	%(e)	1.23%	1.48%		1.49%
1.15	%(d)	1.15%	1.15%		1.15%	1.15%		1.15%
3.12	%(d)	3.33%	3.41%		2.98%	3.15%		1.99%
0	%(g)	11%	3%		1%	14%		24%

Semi-annual Report – October 31, 2025	27

Seafarer Overseas Value Fund

Retail Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(e)

(a)	The Seafarer Overseas Value Fund began offering Retail Class shares on August 30, 2024.
(b)	Calculated using the average shares method.
(c)	Total returns are for the periods indicated and have not been annualized. In some periods, total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.
(f)	Less than 0.5%.

See Notes to Financial Statements and Financial Highlights.

28	(855) 732-9220 seafarerfunds.com

Financial Highlights
For a share outstanding through the periods presented

Six Months Ended October 31, 2025 (Unaudited)		For the Period August 30, 2024 (Inception) to April 30, 2025(a)
$14.10		$13.98

0.22		0.27
2.69		0.39
2.91		0.66

–		(0.50)
–		(0.04)
–		(0.54)
2.91		0.12
$17.01		$14.10
20.64%		4.96%

$1,239		$222

1.35	%(d)	1.38	%(d)
1.35	%(d)	1.35	%(d)
2.69	%(d)	2.99	%(d)
0	%(f)	11%

Semi-annual Report – October 31, 2025	29

Seafarer Funds	Notes to Financial Statements and Financial Highlights
October 31, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Institutional, Investor, and Retail Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Seafarer Capital Partners, LLC (the “Adviser”), as the Funds' Valuation

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Seafarer Funds	Notes to Financial Statements and Financial Highlights
October 31, 2025 (Unaudited)

Designee and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Adviser, as the Funds' Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The deferred liability for potential future capital gains taxes for the Funds, if any, is disclosed in the Statements of Assets and Liabilities.

Fair Value Measurements

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. Fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not

Semi-annual Report – October 31, 2025	31

Seafarer Funds	Notes to Financial Statements and Financial Highlights
October 31, 2025 (Unaudited)

“readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

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Seafarer Funds	Notes to Financial Statements and Financial Highlights
October 31, 2025 (Unaudited)

The following is a summary of the inputs used to value each Fund as of October 31, 2025:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Belgium	$59,682,000	$–	$–	$59,682,000
Brazil	275,109,881	–	–	275,109,881
China / Hong Kong	120,794,003	404,187,200	–	524,981,203
Czech Republic	–	71,635,112	–	71,635,112
France	–	61,292,121	–	61,292,121
Hungary	–	87,791,580	–	87,791,580
India	15,647,040	271,352,300	–	286,999,340
Indonesia	–	68,094,939	–	68,094,939
Mexico	162,961,466	–	–	162,961,466
Peru	67,599,000	–	–	67,599,000
Poland	–	1,997,260	–	1,997,260
Qatar	57,540,832	–	–	57,540,832
Singapore	–	226,999,548	–	226,999,548
South Africa	65,587,599	–	–	65,587,599
South Korea	–	598,199,563	–	598,199,563
Taiwan	–	260,566,361	–	260,566,361
Thailand	–	66,969,519	–	66,969,519
United Arab Emirates	40,862,872	28,504,219	–	69,367,091
United Kingdom	–	35,506,404	–	35,506,404
Vietnam	–	75,673,057	–	75,673,057
Total	$865,784,693	$2,258,769,183	$–	$3,124,553,876

Semi-annual Report – October 31, 2025	33

Seafarer Funds	Notes to Financial Statements and Financial Highlights
October 31, 2025 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Belgium	$3,288,600	$–	$–	$3,288,600
Brazil	11,413,279	–	–	11,413,279
China / Hong Kong	12,350,741	24,565,342	–	36,916,083
Czech Republic	–	4,621,620	–	4,621,620
Georgia	–	11,756,681	–	11,756,681
India	–	7,080,849	–	7,080,849
Mexico	4,670,504	–	–	4,670,504
Peru	3,654,000	–	–	3,654,000
Qatar	2,626,883	–	–	2,626,883
Singapore	–	6,119,849	–	6,119,849
South Korea	–	9,952,715	–	9,952,715
Thailand	–	1,709,791	–	1,709,791
United Arab Emirates	3,635,180	8,682,144	–	12,317,324
United Kingdom	–	2,672,720	–	2,672,720
Uruguay	2,868,000	–	–	2,868,000
Vietnam	3,060,104	–	–	3,060,104
Preferred Stocks	–	179,636	–	179,636
Total	$47,567,291	$77,341,347	$–	$124,908,638

(a)	For detailed descriptions of securities by country, see the accompanying Schedules of Investments.

For the six months ended October 31, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the six months ended October 31, 2025.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Cash Management Transactions

Each of the Funds subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution.

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Seafarer Funds	Notes to Financial Statements and Financial Highlights
October 31, 2025 (Unaudited)

Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign currency, at value.

As of October 31, 2025, the Funds had the following cash balances participating in the BBH CMS:

Seafarer Overseas Growth and Income Fund	$38,895,126
Seafarer Overseas Value Fund	4,747,569

As of October 31, 2025, the Funds had the following foreign cash balances participating in the BBH CMS (cost at October 31, 2025 is disclosed on the Statements of Assets and Liabilities):

Seafarer Overseas Growth and Income Fund	$2,657,472
Seafarer Overseas Value Fund	-

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is

Semi-annual Report – October 31, 2025	35

Seafarer Funds	Notes to Financial Statements and Financial Highlights
October 31, 2025 (Unaudited)

marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close dates. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses

Some expenses of the Trust can be directly attributed to the Funds. Expenses that cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on the average daily net assets of each fund.

Fund and Class Expenses

Expenses that are specific to a Fund or class of shares of a Fund, including shareholder servicing fees, are charged directly to that Fund or share class. Expenses that are common to all Funds are generally allocated among the Funds in proportion to their average daily net assets.

Income Taxes

Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing due date of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders

In general, the Seafarer Overseas Growth and Income Fund’s policy is to distribute to its shareholders substantially all net investment income paid out via semi-annual dividends, in June and December. The Seafarer Overseas Value Fund’s policy is to distribute to its shareholders substantially all net investment income via one annual dividend in December. It is also each Fund’s policy to distribute annually all net realized short-term and long-term capital gains, if any, after offsetting any capital loss carryovers. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. Each Fund may make additional distributions at other times if the Fund believes doing so may be necessary for the Fund to share tax obligations more ratably and more equitably across shareholders over time.

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Seafarer Funds	Notes to Financial Statements and Financial Highlights
October 31, 2025 (Unaudited)

3. Tax Basis Information

Tax Basis of Investments

As of October 31, 2025, the aggregate cost of investments, gross unrealized appreciation/(depreciation), and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation/ (Depreciation) on Foreign Currencies	Net Unrealized Appreciation/ (Depreciation)
Seafarer Overseas Growth and Income Fund	$2,838,675,324	$406,755,773	$(360,962,752)	$(5,454,220)	$40,338,801
Seafarer Overseas Value Fund	81,810,666	19,916,129	(12,943,290)	(66,499)	6,906,340

Tax Basis of Distributions to Shareholders

The character of distributions made during the fiscal year from net investment income or net realized gains may differ from the ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain is recorded by a Fund.

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Seafarer Overseas Growth and Income Fund	$104,178,197	$–
Seafarer Overseas Value Fund	3,451,291	247,998

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2025.

4. Securities Transactions

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the six months ended October 31, 2025 were as follows:

Fund	Purchase of Securities	Proceeds From Sales of Securities
Seafarer Overseas Growth and Income Fund	$177,091,620	$426,115,518
Seafarer Overseas Value Fund	16,791,246	225,706

Semi-annual Report – October 31, 2025	37

Seafarer Funds	Notes to Financial Statements and Financial Highlights
October 31, 2025 (Unaudited)

5. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

6. Borrowings

On March 16, 2023, the Funds entered into a Credit Agreement with the Funds' custodian, Brown Brothers Harriman & Co. (“BBH”). On March 14, 2025, the Credit Agreement was renewed between the Funds and BBH. The Credit Agreement has a termination date of March 13, 2026. Under the terms of the Credit Agreement, the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund are collectively allowed to borrow up to $50,000,000. The borrowing of each Fund is several and not joint and subject to a 10:1 collateral-to-debt ratio. The collateral for the Credit Agreement is the assets of the applicable Fund. Interest is charged at a rate of the higher of the Federal Funds Rate or the Adjusted Term Secured Overnight Financing Rate (SOFR) plus an applicable margin of 2%. For the six months ended October 31, 2025, the Funds did not have outstanding borrowings.

7. Management and Related Party Transactions

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies, limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the investment advisory agreement, the Funds, in the aggregate, pay the Adviser an annual management fee of 0.75% of the aggregate average daily net assets of the Funds up to $1.5 billion and 0.70% of the aggregate average daily net assets of the Funds over $1.5 billion. Each Fund pays the Adviser a monthly fee at the annual rate using the applicable management fee calculated based on the Fund’s pro rata share of the Funds’ combined average daily net assets.

The Adviser contractually, through successive one-year agreements, agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (inclusive of acquired fund fees and expenses, and exclusive of brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.05%, 1.15% and 1.35% of a Fund’s average daily net assets for the Institutional, Investor, and Retail share classes, respectively. The current agreement (the “Expense Agreement”) shall continue at least through August 31, 2026. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the date on which the fees or expenses

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Seafarer Funds	Notes to Financial Statements and Financial Highlights
October 31, 2025 (Unaudited)

were deferred. This agreement may not be terminated or modified prior to August 31, 2026, except with the approval of the Funds’ Board. During the six months ended October 31, 2025, the Adviser agreed that it will only seek to recoup waived management fees and will not recoup any reimbursed expenses. As of October 31, 2025, the Adviser had recouped all available waived management fees from the Seafarer Overseas Growth and Income Fund.

For the six months ended October 31, 2025, the fee waivers and/or reimbursements were as follows for the Seafarer Overseas Value Fund:

Fund	Fees Waived/ Reimbursed By Adviser	Recoupment of Past Waived Fees By Adviser
Seafarer Overseas Value Fund
Institutional Class	$18,352	$9,330
Investor Class	93	544
Retail Class	45	75

As of October 31, 2025, the balances of recoupable expenses for each class were as follows for the Funds:

Fund	Expires 2026	Expires 2027	Expires 2028	Expires 2029	Total
Seafarer Overseas Growth and Income Fund
Institutional Class	$–	$–	$–	$–	$–
Investor Class	–	–	–	–	–
Retail Class	–	–	–	–	–
Seafarer Overseas Value Fund
Institutional Class	$24,584	$22,770	$82,301	$18,351	$148,006
Investor Class	–	731	226	93	1,050
Retail Class	–	–	–	45	45

Fund Administrator

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust. Officers of the Trust are employees of ALPS.

The Funds’ administrative fee is accrued on a daily basis and paid monthly. The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses. Administrative fees paid by the Funds for the six months ended October 31, 2025 are disclosed in the Statements of Operations.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS is paid an annual base fee per Fund and a fee based on the number of shareholder accounts. The Transfer Agent is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2025 are disclosed in the Statements of Operations.

Semi-annual Report – October 31, 2025	39

Seafarer Funds	Notes to Financial Statements and Financial Highlights
October 31, 2025 (Unaudited)

Compliance Services

ALPS provides compliance services to the Funds under the Chief Compliance Officer Services Agreement with the Trust. ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in accordance with the requirements of Rule 38a-1 under the 1940 Act. ALPS is paid an annual base fee and is reimbursed for certain out-of-pocket expenses. Compliance service fees paid by the Funds for the six months ended October 31, 2025 are disclosed in the Statements of Operations.

Principal Financial Officer

ALPS provides principal financial officer services to the Funds under the Principal Financial Officer Services Agreement with the Trust. Under this Agreement, ALPS is paid an annual base fee and is reimbursed for certain out-of-pocket expenses. Principal financial officer fees paid by the Funds for the six months ended October 31, 2025 are disclosed in the Statements of Operations.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to the Distribution Agreement with the Trust. Under a side letter agreement, the Adviser pays ADI an annual base fee per Fund for the distribution services. The Adviser also reimburses ADI for certain out-of-pocket expenses. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Rule 12b-1 Plan

Each Fund has adopted a separate plan of distribution for Retail Class shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows each Fund, as applicable, to use Retail Class assets to pay fees in connection with the distribution and marketing of Retail Class shares and/or the provision of ongoing shareholder services to Retail Class shareholders. The Plan permits each Fund to make total payments at an annual rate of up to 0.20% of a Fund’s average daily net assets attributable to its Retail Class shares. Because these fees are paid out of a Fund’s Retail Class assets on an ongoing basis, over time they will increase the cost of an investment in Retail Class shares, and Plan fees may cost an investor more than other types of sales charges.

Shareholder Service Plan

Each Fund has adopted a Shareholder Services Plan (a “Services Plan”) for each of its share classes. Under the Services Plan, each Fund is authorized to enter into shareholder service agreements with investment advisers, financial institutions and other service providers (“Participating Organizations”) to maintain and provide certain administrative and servicing functions in relation to the accounts of shareholders. Shareholder service arrangements typically include processing orders for shares, generating account and confirmation statements, sub-accounting, account maintenance, tax reporting, and disbursing cash dividends as well as other investment or administrative services required for a particular Participating Organizations’ products, programs, platform and accounts. The Services Plan will cause each Fund to pay an aggregate fee, not to exceed on an annual basis 0.05%, 0.15%, and 0.15% of the average daily net asset value of the Institutional, Investor, and Retail classes, respectively. Such payments will be

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Seafarer Funds	Notes to Financial Statements and Financial Highlights
October 31, 2025 (Unaudited)

made on assets attributable to or held in the name of a Participating Organization, on behalf of its clients as compensation for providing service activities pursuant to an agreement with the Participating Organization. Participating Organizations may charge less than the maximum fees described above, and therefore the Funds may pay less than those maximum fees. Shareholder Services Plan fees paid by the Funds for the six months ended October 31, 2025 are disclosed in the Statements of Operations.

Trustees

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

All Trustees receive a quarterly retainer of $33,500, plus $12,500 for each regular or special in person board, and $4,000 for each special telephonic Board or Committee meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairman of the Nominating and Governance Committee receives an additional quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

8. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Subsequent Event

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined there were no subsequent events to report through the issuance of these Financial Statements.

Semi-annual Report – October 31, 2025	41

Seafarer Funds	Tax Designations
October 31, 2025 (Unaudited)

Tax Designations

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

Fund	Dividends Received Deduction	Qualified Dividend Income
Seafarer Overseas Growth and Income Fund	–	38.69%
Seafarer Overseas Value Fund	–	33.89%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

The Funds hereby designate the following numbers as long-term capital gain distributions:

Fund	Long Term Capital Gain Distributions
Seafarer Overseas Growth and Income Fund	–
Seafarer Overseas Value Fund	$ 247,998

The Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund designate foreign taxes paid in the amount of $5,918,911 and $108,016 and foreign source income in the amount of $111,734,701 and $4,423,812 respectively, for federal income tax purposes for the year ended April 30, 2025.

Please consult a tax advisor if you have questions about federal or state income tax laws, or how to prepare your tax returns.

42	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Changes in and Disagreements with Accountants for Open-End Management Investment Companies
October 31, 2025 (Unaudited)

Not applicable for this reporting period.

Semi-annual Report – October 31, 2025	43

Seafarer Funds	Proxy Disclosures for Open-End Management Investment Companies
October 31, 2025 (Unaudited)

Not applicable for this reporting period.

44	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
October 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended October 31, 2025.

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Total	$ 371,000	$ –	$ 371,000

Semi-annual Report – October 31, 2025	45

Seafarer Funds	Statement Regarding Basis for Approval of Investment Advisory Contract
October 31, 2025 (Unaudited)

Not applicable for this reporting period.

46	(855) 732-9220 seafarerfunds.com

SEAFARER FUNDS®

P.O. Box 219623
Kansas City, MO 64121
(855) 732-9220
seafarerfunds.com

Seafarer Funds distributed by ALPS Distributors, Inc.
Must be accompanied or preceded by a prospectus.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any changes in and disagreements with accountants are filed under Item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Any applicable proxy disclosures are filed under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any remuneration paid are filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto .

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	January 9, 2026

By:	/s/ Paul Holland
Paul Holland (Principal Financial Officer)
Treasurer

Date:	January 9, 2026